Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Australia - 8.8%
848,203	AGL Energy Ltd.	$9,956,990
507,053	Ampol Ltd.	10,235,787
227,512	Ansell Ltd.	5,748,761
242,455	Australia & New Zealand Banking Group Ltd.	3,111,580
628,346	Bendigo & Adelaide Bank Ltd.	3,032,639
372,199	BHP Group Ltd.	9,179,197
1,561,949	BlueScope Steel Ltd.	12,571,447
306,851	CIMIC Group Ltd.	5,095,757
969,858	Coca-Cola Amatil Ltd.	5,782,690
43,680	Cochlear Ltd.	5,681,820
246,594	Computershare Ltd.	2,249,584
34,095	CSL Ltd.	6,737,154
622,601	Dexus REIT	3,943,679
689,109	Downer EDI Ltd.	2,078,098
81,551	Flight Centre Travel Group Ltd.	624,364
1,237,809	Fortescue Metals Group Ltd.	11,803,405
1,349,883	GPT Group REIT	3,875,574
258,606	JB Hi-Fi Ltd.	7,661,501
1,729,145	Link Administration Holdings Ltd.	4,881,116
5,505	Macquarie Group Ltd.	449,517
2,708,623	Mirvac Group REIT	4,046,804
4,649,919	Qantas Airways Ltd.	12,101,552
49,896	Ramsay Health Care Ltd.	2,285,188
2,729,902	Scentre Group REIT	4,078,596
299,970	Sonic Healthcare Ltd.	6,284,687
215,316	Suncorp Group Ltd.	1,368,302
3,001,271	Telstra Corp. Ltd.	6,467,753
461,750	Wesfarmers Ltd.	14,252,122
423,505	Woolworths Group Ltd.	10,870,220

		176,455,884

	Austria - 0.1%
28,266	Oesterreichische Post AG(1)	934,948
45,166	OMV AG	1,509,671
58,119	UNIQA Insurance Group AG	391,005

		2,835,624

	Belgium - 1.9%
6,994	Ackermans & van Haaren N.V.*	914,358
257,206	Ageas	9,111,304
108,151	Colruyt S.A.	5,948,376
14,276	Elia Group S.A.	1,548,893
25,333	KBC Ancora	861,550
136,506	KBC Group N.V.	7,828,352
325,858	Proximus SADP	6,639,012
8,777	Sofina S.A.	2,316,604
22,165	UCB S.A.	2,566,635

		37,735,084

	Canada - 10.5%
171,070	Air Canada*	2,128,955
55,123	Algonquin Power & Utilities Corp.(1)	710,285
261,039	Alimentation Couche-Tard, Inc. Class B	8,158,906
291,589	AltaGas Ltd.	3,350,490
81,790	Atco Ltd. Class I	2,418,270
189,959	Bank of Montreal	10,078,148
75,313	Bank of Nova Scotia	3,106,523
156,359	Barrick Gold Corp.	4,193,681
217,628	BCE, Inc.	9,047,061
145,099	Canadian Apartment Properties REIT	5,176,476
11,329	Canadian Imperial Bank of Commerce(1)	754,768
51,023	Canadian Tire Corp. Ltd. Class A(1)	4,407,009
137,594	Canadian Utilities Ltd. Class A	3,414,594
140,831	Capital Power Corp.	2,893,136

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

169,771	CGI, Inc.*	$10,661,170
55,175	Emera, Inc.	2,164,059
216,283	Empire Co., Ltd. Class A	5,162,526
2,624	Fairfax Financial Holdings Ltd.	808,065
28,951	Fortis, Inc.	1,097,460
85,808	Genworth MI Canada, Inc.(1)	2,092,279
74,195	George Weston Ltd.	5,417,542
301,526	Great-West Lifeco, Inc.	5,268,956
207,140	Husky Energy, Inc.	678,300
117,286	Hydro One Ltd.(2)	2,198,467
124,954	iA Financial Corp., Inc.	4,170,638
89,271	Imperial Oil Ltd.	1,431,482
37,494	Intact Financial Corp.	3,556,975
1,489,391	Kinross Gold Corp.*	10,716,617
223,251	Loblaw Cos., Ltd.	10,836,361
11,194	Magna International, Inc.	496,908
493,438	Manulife Financial Corp.	6,691,483
123,974	Metro, Inc.	5,097,316
37,119	National Bank of Canada	1,676,623
36,430	Northland Power, Inc.	908,878
41,756	Onex Corp.	1,880,246
30,476	Open Text Corp.	1,289,972
242,044	Parkland Corp.	5,990,678

551,050	Power Corp. of Canada	9,661,581
176,398	Quebecor, Inc. Class B	3,777,922
287,041	RioCan Real Estate Investment Trust REIT(1)	3,237,114
138,588	Rogers Communications, Inc. Class B	5,550,643
113,122	Royal Bank of Canada	7,650,270
88,125	Saputo, Inc.	2,094,424
89,577	Shaw Communications, Inc. Class B	1,456,119
127,977	Stantec, Inc.	3,937,971
272,851	Sun Life Financial, Inc.	9,994,520
129,711	Suncor Energy, Inc.	2,179,945
1,215	TC Energy Corp.	51,740
489,044	TELUS Corp.	8,175,868
45,364	Toromont Industries Ltd.	2,243,886

		210,143,306

	China - 0.1%
155,500	Kerry Logistics Network Ltd.	206,653
3,214,500	Yangzijiang Shipbuilding Holdings Ltd.	2,142,923

		2,349,576

	Denmark - 2.7%
7,284	Carlsberg A/S Class B	962,207
42,886	Coloplast A/S Class B	6,643,632
8,371	GN Store Nord A/S	445,801
179,608	H. Lundbeck A/S	6,750,237
185,112	ISS A/S*	2,929,009
258,695	Novo Nordisk A/S Class B	16,739,673
51,475	Orsted A/S(2)	5,937,200
154,543	Pandora A/S	8,390,938
9,808	Rockwool International A/S Class B	2,653,028
19,565	Royal Unibrew A/S*	1,626,891
29,225	Topdanmark A/S	1,206,707

		54,285,323

	Finland - 0.7%
37,051	Elisa Oyj	2,252,973
300,032	Kesko Oyj Class B	5,128,850
9,281	Kone Oyj Class B	638,155
68,701	Nordea Bank Abp*	474,222
46,748	Orion Oyj Class B	2,260,866
48,527	Sampo Oyj Class A	1,668,885
23,130	TietoEVRY Oyj*	630,757

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

29,694	Valmet Oyj	$774,739

		13,829,447

	France - 6.2%
366,377	Air France-KLM*(1)	1,659,565
98,716	Alstom S.A.	4,591,246
26,596	Arkema S.A.	2,543,242
111,389	AXA S.A.(1)	2,328,483
30,999	BioMerieux	4,258,061
393,524	Bouygues S.A.*	13,440,809
100,720	Cie Generale des Etablissements Michelin SCA(1)	10,445,840
201,439	CNP Assurances*	2,319,024
15,311	Covivio REIT	1,109,178
37,059	Credit Agricole S.A.*	350,797
89,703	Eiffage S.A.*	8,201,044
12,278	Eurazeo SE*	629,101
31,530	Faurecia SE*	1,231,307
28,746	Gecina S.A. REIT	3,551,468
44,012	Ipsen S.A.	3,739,537
55,955	Korian S.A.*	2,047,518
31,618	Nexity S.A.	1,022,739
447,072	Orange S.A.	5,345,163
645,656	Peugeot S.A.*	10,500,441
52,565	Rubis SCA(1)	2,525,662
103,684	Sanofi	10,556,436
144,452	SCOR SE*	3,958,687
82,656	Societe BIC S.A.	4,196,146
299,226	Societe Generale S.A.*	4,973,920
23,014	Sodexo S.A.	1,556,060
591,324	Suez(1)	6,930,359
232,277	Total S.A.(1)	8,863,463
54,663	Veolia Environnement S.A.	1,229,123

		124,104,419

	Germany - 5.1%
47,150	Allianz SE	9,625,378
194,008	Alstria Office AG REIT	2,889,355
11,398	Carl Zeiss Meditec AG*	1,111,184
128,927	Covestro AG*(2)	4,901,628
410,378	Deutsche Lufthansa AG*(1)	4,121,511
35,712	Deutsche Post AG	1,305,578
545,055	Deutsche Telekom AG	9,149,008
83,057	Fresenius SE & Co. KGaA	4,115,755
43,226	Hannover Rueck SE	7,447,460
11,152	HeidelbergCement AG	595,456
91,163	Hella KGaA Hueck & Co.	3,726,986
59,037	Hochtief AG	5,234,970
23,337	LEG Immobilien AG	2,961,838
125,998	Merck KGaA	14,618,464
48,842	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,693,885
16,302	Rheinmetall AG	1,413,501
45,547	TAG Immobilien AG*	1,085,533
50,689	Talanx AG*	1,883,289
2,213,413	Telefonica Deutschland Holding AG	6,530,709
188,652	Uniper SE	6,081,085
3,932	Vonovia SE	241,038

		101,733,611

	Hong Kong - 3.0%
1,362,804	Cathay Pacific Airways Ltd.(1)	1,318,766
3,464,688	Champion REIT	1,801,533
1,612,320	Chow Tai Fook Jewellery Group Ltd.	1,541,496
298,000	CK Hutchison Holdings Ltd.	1,914,779
103,980	CLP Holdings Ltd.	1,019,616
472,233	Dairy Farm International Holdings Ltd.	2,195,883
164,110	Hang Seng Bank Ltd.	2,754,770
828,000	Henderson Land Development Co., Ltd.	3,140,876

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

1,621,609	HK Electric Investments & HK Electric Investments Ltd.	$1,682,191
945,284	Hongkong Land Holdings Ltd.	3,904,023
924,000	Hysan Development Co., Ltd.	2,962,589
57,526	Jardine Matheson Holdings Ltd.	2,401,135
48,985	Jardine Strategic Holdings Ltd.	1,055,627
1,015,000	Kerry Properties Ltd.	2,619,203
566,588	Link REIT	4,631,131
370,000	Man Wah Holdings Ltd.	353,747
726,750	New World Development Co., Ltd.	3,450,690
583,000	NWS Holdings Ltd.	503,231
3,640,575	PCCW Ltd.	2,076,182
104,000	Power Assets Holdings Ltd.	565,593
1,312,000	Sino Land Co., Ltd.	1,650,485
786,000	SITC International Holdings Co., Ltd.	838,689
154,500	Sun Hung Kai Properties Ltd.	1,972,502
568,500	Swire Pacific Ltd. Class A	3,014,709
810,000	Swire Properties Ltd.	2,056,758
185,735	VTech Holdings Ltd.	1,115,544
7,738,792	WH Group Ltd.(2)	6,630,012
650,000	Xinyi Glass Holdings Ltd.	796,728
472,611	Yue Yuen Industrial Holdings Ltd.	718,327

		60,686,815

	Ireland - 0.7%
25,500	CRH plc	873,530
65,365	ICON plc*	11,011,388
12,215	Kerry Group plc Class A	1,513,236

		13,398,154

	Israel - 1.2%
59,910	Bank Hapoalim BM	356,245
870,715	Bank Leumi Le-Israel BM	4,354,896
88,937	First International Bank of Israel Ltd.	1,878,471
40,378	Isracard Ltd.	91,724
736,647	Israel Chemicals Ltd.	2,183,793
1,718,833	Israel Discount Bank Ltd. Class A	5,214,680
231,202	Mizrahi Tefahot Bank Ltd.	4,316,813
35,106	Strauss Group Ltd.	973,062
33,706	Taro Pharmaceutical Industries Ltd.*	2,241,112
113,985	Tower Semiconductor Ltd.*	2,175,659

		23,786,455

	Italy - 2.7%
1,512,762	A2A S.p.A.	2,141,663
22,303	ACEA S.p.A.	428,098
483,442	Assicurazioni Generali S.p.A.	7,313,912
15,349	DiaSorin S.p.A.	2,937,565
192,752	Enav S.p.A.(2)	868,556
738,859	Enel S.p.A.	6,371,585
696,383	Eni S.p.A.	6,640,391
1,059,505	Hera S.p.A.	3,981,683
889,329	Iren S.p.A.	2,203,463
176,458	Italgas S.p.A.	1,024,636
395,498	Mediobanca Banca di Credito Finanziario S.p.A.	2,838,461
640,160	Poste Italiane S.p.A.(2)	5,565,027
113,726	Recordati S.p.A.	5,677,659
759,167	Unipol Gruppo S.p.A.*	2,951,903
1,671,775	UnipolSai Assicurazioni S.p.A.	3,995,648

		54,940,250

	Japan - 23.6%
42,305	ABC-Mart, Inc.	2,474,343
49,259	Aeon Co., Ltd.	1,143,753
174,982	Alfresa Holdings Corp.	3,650,966
137,741	ANA Holdings, Inc.*	3,129,288
197,388	Aozora Bank Ltd.	3,432,357
129,694	Asahi Kasei Corp.	1,052,603

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

993,265	Astellas Pharma, Inc.	$16,567,459
129,000	Azbil Corp.	3,927,932
127,859	Bandai Namco Holdings, Inc.	6,716,197
243,397	Bic Camera, Inc.	2,576,441
303,193	Bridgestone Corp.	9,749,052
377,500	Brother Industries Ltd.	6,795,245
83,597	Canon Marketing Japan, Inc.	1,700,843
264,803	Canon, Inc.	5,239,116
83,082	Casio Computer Co., Ltd.	1,440,083
312,137	Dai-ichi Life Holdings, Inc.	3,712,025
61,200	Daiichikosho Co., Ltd.	1,829,448
1,978,917	Daiwa Securities Group, Inc.	8,248,774
219,020	FUJIFILM Holdings Corp.	9,358,875
88,548	Fujitsu Ltd.	10,358,027
324,600	Hakuhodo DY Holdings, Inc.	3,854,221
516,100	Haseko Corp.	6,496,397
15,393	Hikari Tsushin, Inc.	3,502,787
780,578	Hino Motors Ltd.	5,267,283
200,373	Hitachi Ltd.	6,320,335
277,800	Honda Motor Co., Ltd.	7,095,314
68,821	Hoya Corp.	6,544,964
405,171	ITOCHU Corp.	8,718,584
405,693	Japan Airlines Co., Ltd.	7,302,737
321,781	Japan Post Holdings Co., Ltd.	2,286,782
475,048	K’s Holdings Corp.	6,464,017
206,700	Kajima Corp.	2,460,053
51,449	Kaken Pharmaceutical Co., Ltd.	2,627,650
564,051	KDDI Corp.	16,908,198
66,700	Kewpie Corp.	1,258,141
568,788	Konica Minolta, Inc.	1,961,247
81,800	Kyowa Exeo Corp.	1,952,403
245,200	Kyushu Railway Co.	6,361,541
124,722	Lawson, Inc.	6,254,308
208,900	Marubeni Corp.	943,957
511,400	Mazda Motor Corp.	3,062,190
1,411,600	Mebuki Financial Group, Inc.	3,271,076
264,450	Medipal Holdings Corp.	5,088,735
7,016	MEIJI Holdings Co., Ltd.	557,976
8,300	Mitsubishi Corp.	174,640
102,200	Mitsubishi Electric Corp.	1,325,753
51,000	Mitsubishi Heavy Industries Ltd.	1,202,141
489,776	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,315,296
62,500	Mitsui & Co., Ltd.	923,727
144,217	NEC Corp.	6,911,080
55,469	NH Foods Ltd.	2,223,696
111,375	Nihon Kohden Corp.	3,742,266
191,600	Nikon Corp.	1,601,921
82,381	Nippo Corp.	2,078,520
484,906	Nippon Telegraph & Telephone Corp.	11,306,308
92,760	NTT Data Corp.	1,030,905
439,224	NTT DOCOMO, Inc.	11,733,268
245,100	Obayashi Corp.	2,290,038
403,958	Olympus Corp.	7,771,375
344,300	ORIX Corp.	4,239,723
236,251	Osaka Gas Co., Ltd.	4,659,982
90,304	Otsuka Holdings Co., Ltd.	3,933,248
607,500	Panasonic Corp.	5,290,884
150,366	Resona Holdings, Inc.	512,626
134,369	Ricoh Co., Ltd.	957,777
78,700	Sankyo Co., Ltd.	1,901,026
205,900	Santen Pharmaceutical Co., Ltd.	3,784,583
82,868	Sawai Pharmaceutical Co., Ltd.	4,255,353
31,700	Secom Co., Ltd.	2,768,773
564,200	Seiko Epson Corp.	6,448,149
83,165	Sekisui Chemical Co., Ltd.	1,188,677
479,148	Sekisui House Ltd.	9,115,737

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

210,389	Seven & i Holdings Co., Ltd.	$6,864,432
79,240	Shimamura Co., Ltd.	5,361,746
504,928	Shimizu Corp.	4,142,015
69,000	Shionogi & Co., Ltd.	4,317,097
92,300	Ship Healthcare Holdings, Inc.	3,837,100
482,958	Skylark Holdings Co., Ltd.	7,659,463
41,600	Sompo Holdings, Inc.	1,429,404
37,500	Sony Financial Holdings, Inc.	902,002
66,900	Square Enix Holdings Co., Ltd.	3,373,370
471,193	Subaru Corp.	9,789,861
78,417	Sugi Holdings Co., Ltd.	5,306,058
304,701	Sumitomo Dainippon Pharma Co., Ltd.	4,208,226
418,600	Sumitomo Electric Industries Ltd.	4,809,331
219,029	Sumitomo Forestry Co., Ltd.	2,746,872
6,600	Sumitomo Mitsui Trust Holdings, Inc.	185,058
235,200	Sumitomo Rubber Industries Ltd.	2,315,265
78,600	Sundrug Co., Ltd.	2,600,936
13,207	Suntory Beverage & Food Ltd.	514,765
114,482	Suzuken Co., Ltd.	4,265,817
59,900	Taisei Corp.	2,176,466
162,600	Teijin Ltd.	2,583,273
10,200	Terumo Corp.	385,839
107,511	Toho Gas Co., Ltd.	5,381,280
205,300	Tokio Marine Holdings, Inc.	8,940,069
13,400	Tokyo Electric Power Co. Holdings, Inc.*	41,112
331,096	Tokyo Gas Co., Ltd.	7,917,947
231,872	Toppan Printing Co., Ltd.	3,862,205
161,500	Tosoh Corp.	2,200,538
37,919	Toyo Suisan Kaisha Ltd.	2,119,401
154,600	Toyota Boshoku Corp.	2,073,562
80,000	TS Tech Co., Ltd.	2,192,705
89,647	Tsumura & Co.	2,343,278
46,500	Tsuruha Holdings, Inc.	6,400,565
78,389	TV Asahi Holdings Corp.	1,141,485
101,400	Welcia Holdings Co., Ltd.	8,167,641
56,049	West Japan Railway Co.	3,141,051
443,557	Yamada Denki Co., Ltd.	2,199,592
177,046	Yamaha Motor Co., Ltd.	2,770,113
233,780	Yamazaki Baking Co., Ltd.	4,021,835
219,608	Z Holdings Corp.	1,070,712
59,253	Zensho Holdings Co., Ltd.	1,195,111

		472,305,793

	Luxembourg - 0.3%
95,846	Grand City Properties S.A.	2,211,119
370,201	L’Occitane International S.A.	619,991
101,882	RTL Group S.A.	3,261,220

		6,092,330

	Netherlands - 4.3%
76,474	Aalberts N.V.	2,507,181
398,877	Aegon N.V.	1,188,541
745,476	Altice N.V.*	2,876,062
229,877	ASR Nederland N.V.	7,058,815
82,132	GrandVision N.V.(2)	2,338,450
804,959	ING Groep N.V.	5,603,548
654,688	Koninklijke Ahold Delhaize N.V.	17,838,690
63,428	Koninklijke DSM N.V.	8,776,664
409,337	NN Group N.V.	13,746,431
213,777	Randstad N.V.	9,522,510
502,764	Royal Dutch Shell plc Class A	7,995,044
254,115	Signify N.V.*(2)	6,561,559
2,445	Wolters Kluwer N.V.	190,909

		86,204,404

	New Zealand - 0.6%
49,443	Contact Energy Ltd.	199,249

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

92,784	EBOS Group Ltd.	$1,290,759
252,810	Fisher & Paykel Healthcare Corp. Ltd. Class C	5,793,773
436,587	Fletcher Building Ltd.	1,039,896
18,946	Mainfreight Ltd.	480,542
435,609	Mercury NZ Ltd.	1,317,989
105,848	Meridian Energy Ltd.	327,752
457,197	Spark New Zealand Ltd.*	1,334,668

		11,784,628

	Norway - 1.4%
89,920	Austevoll Seafood ASA	740,556
473,508	Equinor ASA	6,704,799
205,291	Leroy Seafood Group ASA	1,229,150
184,388	Marine Harvest ASA	3,491,082
722,912	Orkla ASA	6,317,143
103,596	Salmar ASA*	4,930,126
48,942	SpareBank 1 SR-Bank ASA	354,623
351,891	Storebrand ASA*	1,809,610
116,612	Telenor ASA	1,693,515

		27,270,604

	Portugal - 0.4%
646,747	Galp Energia SGPS S.A.	7,478,225

	Russia - 1.1%
1,490,663	Evraz plc	5,311,936
229,598	Polymetal International plc	4,583,035
3,626,261	VEON Ltd. ADR	6,527,270
154,849	X5 Retail Group N.V. GDR	5,481,655

		21,903,896

	Singapore - 1.6%
3,522,998	ComfortDelGro Corp. Ltd.	3,661,766
273,204	DBS Group Holdings Ltd.	4,073,433
7,035,100	Mapletree Commercial Trust REIT	9,732,800
1,902,900	Mapletree North Asia Commercial Trust REIT	1,261,734
459,280	Oversea-Chinese Banking Corp. Ltd.	2,962,991
755,511	SATS Ltd.	1,548,878
1,358,388	Singapore Airlines Ltd.	3,631,976
672,700	Singapore Telecommunications Ltd.	1,186,224
439,600	Venture Corp. Ltd.	5,098,547

		33,158,349

	Spain - 2.1%
32,720	Acciona S.A.	3,202,716
282,542	ACS Actividades de Construccion y Servicios S.A.(1)	7,121,044
527,738	Banco Bilbao Vizcaya Argentaria S.A.	1,816,121
429,471	Bankinter S.A.	2,047,620
32,107	Ebro Foods S.A.	664,964
141,126	Enagas S.A.	3,447,498
383,724	Endesa S.A.(1)	9,451,383
127,923	Iberdrola S.A.	1,482,744
311,501	Inmobiliaria Colonial Socimi S.A.	2,742,921
850,441	Mapfre S.A.(1)	1,512,994
331,099	Merlin Properties Socimi S.A. REIT	2,744,429
59,553	Red Electrica Corp. S.A.	1,110,658
252,396	Repsol S.A.	2,207,164
344,201	Telefonica S.A.	1,641,845
23,734	Viscofan S.A.	1,548,763

		42,742,864

	Sweden - 2.9%
60,424	Atrium Ljungberg AB Class B	850,910
115,110	Axfood AB	2,513,068
222,547	Castellum AB	4,157,536
63,973	Electrolux AB Class B	1,069,804
68,733	Electrolux Professional AB Class B*	249,431
140,956	Fastighets AB Balder Class B*	5,372,476

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

177,079	Hennes & Mauritz AB Class B(1)	$2,565,908
153,099	ICA Gruppen AB	7,260,028
73,814	Industrivarden AB Class A*	1,674,881
81,061	Investor AB Class B	4,278,114
67,862	L E Lundbergforetagen AB Class B*	3,079,654
92,970	Loomis AB*	2,221,305
203,656	Peab AB Class B*	1,674,427
432,148	Securitas AB Class B*	5,823,572
197,526	Skanska AB Class B*	4,017,665
82,788	Svenska Handelsbanken AB Class A*	785,880
566,140	Swedbank AB Class A*(1)	7,255,517
453,242	Telia Co., AB	1,692,971
30,299	Volvo AB Class B*	474,486
56,157	Wihlborgs Fastigheter AB	919,208

		57,936,841

	Switzerland - 6.4%
145,041	Adecco Group AG	6,805,470
72,996	Baloise Holding AG	10,946,896
22,408	Banque Cantonale Vaudoise	2,178,013
9,839	Bucher Industries AG	2,832,652
22	Chocoladefabriken Lindt & Spruengli AG	1,889,927
151,604	Credit Suisse Group AG	1,567,639
38,042	Helvetia Holding AG	3,547,054
58,941	Julius Baer Group Ltd.	2,466,372
60,459	Kuehne + Nagel International AG*	10,043,002
38,285	Nestle S.A.	4,231,936
61,541	Novartis AG	5,352,973
36,736	PSP Swiss Property AG	4,136,701
47,869	Roche Holding AG	16,587,817
832	SGS S.A.	2,032,695
17,935	Sonova Holding AG	3,580,186
50,620	Sunrise Communications Group AG*(2)	4,490,118
32,993	Swiss Life Holding AG	12,221,564
25,398	Swiss Prime Site AG	2,348,018
86,997	Swiss Re AG	6,707,826
18,738	Swisscom AG	9,806,526
38,457	Zurich Insurance Group AG	13,563,748

		127,337,133

	United Kingdom - 11.1%
359,654	3i Group plc	3,699,980
176,754	Anglo American plc	4,082,720
57,117	Ashtead Group plc	1,918,902
88,349	AstraZeneca plc	9,192,707
96,866	Auto Trader Group plc(2)	630,036
319,811	Babcock International Group plc	1,225,782
417,539	Barratt Developments plc	2,558,405
185,968	Bellway plc	5,850,254
35,816	Berkeley Group Holdings plc	1,843,190
1,120,774	BP plc	4,254,195
139,290	Britvic plc	1,325,222
4,185,264	BT Group plc	5,897,884
2,101,051	Capita plc*	1,144,862
4,476,124	Centrica plc	2,131,532
201,613	Close Brothers Group plc	2,752,700
8,000	Coca-Cola European Partners plc(1)	302,801
85,551	Compass Group plc	1,175,460
1,725,353	ConvaTec Group plc(2)	4,169,893
279,155	Dart Group plc	2,895,638
10,471	Diageo plc	346,932
174,681	Dialog Semiconductor plc*	7,967,397
2,536,435	Direct Line Insurance Group plc	8,493,196
202,107	Electrocomponents plc	1,675,645
97,323	Ferguson plc	7,951,086
484,095	Fiat Chrysler Automobiles N.V.*	4,957,133
449,054	Frasers Group plc*	1,695,626

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

477,532	GlaxoSmithKline plc	$9,656,576
227,063	Hikma Pharmaceuticals plc	6,228,414
734,683	Howden Joinery Group plc	5,018,179
538,775	HSBC Holdings plc	2,520,381
114,984	IMI plc	1,310,635
1,386,036	ITV plc	1,278,960
1,901,924	Kingfisher plc	5,188,841
3,730,407	Legal & General Group plc	10,181,929
230,224	Mondi plc	4,296,843
422,629	National Grid plc	5,165,609
49,527	Pennon Group plc	684,779
49,362	Persimmon plc*	1,394,271
622,863	Redrow plc	3,315,479
216,142	Rio Tinto plc	12,148,795
2,511,790	Royal Mail plc	5,656,255
548,111	RSA Insurance Group plc	2,775,355
92,671	Segro plc REIT	1,024,814
664,685	Smith & Nephew plc	12,364,449
475,708	SSE plc	8,020,328
622,848	Tate & Lyle plc	5,137,792
713,383	Taylor Wimpey plc	1,256,957
115,710	Travis Perkins plc	1,609,143
1,062,407	Tritax Big Box plc REIT	1,903,431
248,537	Unilever N.V.	13,189,570
138,218	WH Smith plc	1,873,481
1,947,420	WM Morrison Supermarkets plc	4,585,078
473,644	WPP plc	3,691,661

		221,617,183

	Total Common Stocks (cost $2,135,932,316)	$1,992,116,198

Rights - 0.1%
	Spain - 0.1%
300,336	ACS Actividades de Construccion y Servicios S.A.*	468,372
252,396	Repsol S.A.*	122,831
344,184	Telefonica S.A.*	67,689

		658,892

	Total Rights (cost $680,863)	$658,892

	Total Long-Term Investments (cost $2,136,613,179)	$1,992,775,090

Short-Term Investments - 1.8%
	Securities Lending Collateral - 1.8%
1,795,046	Citibank NA DDCA, 0.08%, 7/1/2020(3)	1,795,046
13,140,886	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)	13,140,886
20,964,981	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(3)	20,964,980

		35,900,912

	U.S. Treasury Bill - 0.0%
554,000	0.12%, 02/25/2021(4)(5)	553,412

	Total Short-Term Investments (cost $36,454,296)	$36,454,324

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Total Investments (cost $2,173,067,475)	101.4%	$2,029,229,414
Other Assets and Liabilities	(1.4)%	(27,632,521)

Total Net Assets	100.0%	$2,001,596,893

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $44,290,946, representing 2.2% of net assets.

(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $553,412.

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
iShares MSCI EAFE ETF	56	09/18/2020	$4,979,520	$(92,495)

Total futures contracts				$(92,495)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US)

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$176,455,884	$176,455,884	$—	$—
Austria	2,835,624	2,835,624	—	—
Belgium	37,735,084	37,735,084	—	—
Canada	210,143,306	210,143,306	—	—
China	2,349,576	2,349,576	—	—
Denmark	54,285,323	54,285,323	—	—
Finland	13,829,447	13,829,447	—	—
France	124,104,419	124,104,419	—	—
Germany	101,733,611	101,733,611	—	—
Hong Kong	60,686,815	60,686,815	—	—
Ireland	13,398,154	13,398,154	—	—
Israel	23,786,455	23,786,455	—	—
Italy	54,940,250	54,940,250	—	—
Japan	472,305,793	472,305,793	—	—
Luxembourg	6,092,330	6,092,330	—	—
Netherlands	86,204,404	86,204,404	—	—
New Zealand	11,784,628	11,784,628	—	—
Norway	27,270,604	27,270,604	—	—
Portugal	7,478,225	7,478,225	—	—
Russia	21,903,896	21,903,896	—	—
Singapore	33,158,349	33,158,349	—	—
Spain	42,742,864	42,742,864	—	—
Sweden	57,936,841	57,936,841	—	—
Switzerland	127,337,133	127,337,133	—	—
United Kingdom	221,617,183	221,617,183	—	—
Rights	658,892	658,892	—	—
Short-Term Investments	36,454,324	35,900,912	553,412	—

Total	$2,029,229,414	$2,028,676,002	$553,412	$—

Liabilities
Futures Contracts(2)	$(92,495)	$(92,495)	$—	$—

Total	$(92,495)	$(92,495)	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Australia - 7.5%
2,293	AGL Energy Ltd.	$26,917
240	Ampol Ltd.	4,845
315	Australia & New Zealand Banking Group Ltd.	4,043
1,210	BHP Group Ltd.	29,841
5,829	BlueScope Steel Ltd.	46,915
1,233	CIMIC Group Ltd.	20,476
941	Coca-Cola Amatil Ltd.	5,611
6	CSL Ltd.	1,186
654	Dexus REIT	4,142
3,903	Fortescue Metals Group Ltd.	37,218
2,504	GPT Group REIT	7,189
1,048	JB Hi-Fi Ltd.	31,048
5,187	Link Administration Holdings Ltd.	14,642
7,293	Mirvac Group REIT	10,896
11,022	Qantas Airways Ltd.	28,685
4,254	Scentre Group REIT	6,356
930	Wesfarmers Ltd.	28,705
1,266	Woolworths Group Ltd.	32,495

		341,210

	Austria - 0.1%
154	OMV AG	5,148

	Belgium - 1.9%
821	Ageas	29,083
275	Colruyt S.A.	15,125
455	KBC Group N.V.	26,093
889	Proximus SADP	18,113

		88,414

	Brazil - 0.2%
1,300	Qualicorp Consultoria e Corretora de Seguros S.A.	6,866

	Canada - 5.9%
234	Air Canada*	2,912
418	Alimentation Couche-Tard, Inc. Class B	13,065
395	AltaGas Ltd.	4,539
454	Atco Ltd. Class I	13,423
496	Bank of Montreal	26,315
156	Canadian Apartment Properties REIT	5,565
83	Canadian Utilities Ltd. Class A	2,060
64	Capital Power Corp.	1,315
172	CGI, Inc.*	10,801
982	Empire Co., Ltd. Class A	23,440
1,153	Great-West Lifeco, Inc.	20,148
261	iA Financial Corp., Inc.	8,712
378	Loblaw Cos., Ltd.	18,348
2,125	Manulife Financial Corp.	28,817
721	Parkland Corp.	17,845
2,053	Power Corp. of Canada	35,995
187	RioCan Real Estate Investment Trust REIT	2,109
269	Royal Bank of Canada	18,192
413	Sun Life Financial, Inc.	15,128
199	Suncor Energy, Inc.	3,344

		272,073

	Chile - 1.7%
23,355	Cencosud S.A.	32,730
680	Cia Cervecerias Unidas S.A.	4,901
252,518	Enel Americas S.A.	38,158

		75,789

	China - 6.6%
76,000	Bank of China Ltd. Class H	28,143

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

24,000	China Everbright Bank Co., Ltd. Class H	$9,011
16,000	China Life Insurance Co., Ltd. Class H	32,205
15,000	China Medical System Holdings Ltd.	17,670
10,500	China Minsheng Banking Corp. Ltd. Class H	7,207
114,000	China Telecom Corp. Ltd. Class H	31,918
26,000	Dongfeng Motor Group Co., Ltd. Class H	15,532
34,000	Great Wall Motor Co., Ltd. Class H	21,232
6,000	Industrial & Commercial Bank of China Ltd. Class H	3,639
44,000	People’s Insurance Co., Group of China Ltd. Class H	12,830
28,000	PICC Property & Casualty Co., Ltd. Class H	23,085
1,500	Ping An Insurance Group Co., of China Ltd. Class H	14,999
13,600	Sinopharm Group Co., Ltd. Class H	34,814
1,000	TravelSky Technology Ltd. Class H	1,760
25,000	Weichai Power Co., Ltd. Class H	46,578
1,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,542

		303,165

	Denmark - 1.3%
1	Coloplast A/S Class B	155
785	Novo Nordisk A/S Class B	50,796
18	Orsted A/S(1)	2,076
112	Pandora A/S	6,081

		59,108

	Finland - 0.0%
177	Nordea Bank Abp*	1,222

	France - 3.6%
334	AXA S.A.	6,982
1,162	Bouygues S.A.*	39,688
185	Cie Generale des Etablissements Michelin SCA(2)	19,187
89	Eiffage S.A.*	8,137
47	Gecina S.A. REIT	5,807
192	Orange S.A.	2,295
1,075	Peugeot S.A.*	17,483
231	Sanofi	23,519
796	Societe Generale S.A.*	13,231
721	Total S.A.	27,513

		163,842

	Germany - 3.0%
150	Allianz SE	30,622
20	Covestro AG*(1)	760
658	Deutsche Telekom AG	11,045
389	Merck KGaA	45,132
121	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,448
429	Talanx AG*	15,939
124	Uniper SE	3,997

		138,943

	Hong Kong - 2.9%
34,000	Champion REIT	17,679
133	China Mobile Ltd.	897
8,000	China Resources Cement Holdings Ltd.	9,796
500	CK Asset Holdings Ltd.	2,980
2,000	Henderson Land Development Co., Ltd.	7,587
1,000	Hongkong Land Holdings Ltd.	4,130
1,800	Link REIT	14,713
1,000	Luk Fook Holdings International Ltd.	2,165
2,000	New World Development Co., Ltd.	9,496
7,500	Stella International Holdings Ltd.	7,693
1,500	Sun Hung Kai Properties Ltd.	19,151
500	Swire Pacific Ltd. Class A	2,651
4,100	VTech Holdings Ltd.	24,625
4,500	WH Group Ltd.(1)	3,855

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

3,000	Yue Yuen Industrial Holdings Ltd.	$4,560

		131,978

	India - 0.3%
300	Dr. Reddy’s Laboratories Ltd. ADR	15,903

	Indonesia - 2.2%
317,200	Adaro Energy Tbk PT	22,094
13,400	Astra International Tbk PT	4,503
38,400	Bank Negara Indonesia Persero Tbk PT	12,312
43,400	Indofood Sukses Makmur Tbk PT	19,824
34,200	Kalbe Farma Tbk PT	3,495
91,500	Matahari Department Store Tbk PT*	10,345
104,400	Perusahaan Gas Negara Persero Tbk PT	8,295
79,400	Telekomunikasi Indonesia Persero Tbk PT	16,953
3,900	United Tractors Tbk PT	4,518

		102,339

	Ireland - 0.2%
180	CRH plc	6,166
14	ICON plc*	2,359

		8,525

	Israel - 1.8%
93	Airport City Ltd.*	998
281	Gazit-Globe Ltd.	1,324
2,826	Israel Discount Bank Ltd. Class A	8,574
226	Mizrahi Tefahot Bank Ltd.	4,220
11,958	Oil Refineries Ltd.	2,208
82	Paz Oil Co., Ltd.	6,515
231	Rami Levy Chain Stores Hashikma Marketing Ltd.	12,801
121	Reit 1 Ltd. REIT	442
2,013	Sella Capital Real Estate Ltd. REIT	3,292
294	Shikun & Binui Ltd.	1,045
477	Taro Pharmaceutical Industries Ltd.*	31,716
407	Tower Semiconductor Ltd.*	7,768

		80,903

	Italy - 2.4%
666	Assicurazioni Generali S.p.A.	10,076
4,044	Enel S.p.A.	34,874
1,399	Eni S.p.A.	13,340
1,770	Intesa Sanpaolo S.p.A.*	3,387
4,545	Unipol Gruppo S.p.A.*	17,672
13,494	UnipolSai Assicurazioni S.p.A.	32,251

		111,600

	Japan - 16.9%
3,100	Astellas Pharma, Inc.	51,707
500	Bridgestone Corp.	16,077
2,000	Brother Industries Ltd.	36,001
800	Canon, Inc.	15,828
400	Dai-ichi Life Holdings, Inc.	4,757
3,800	Daiwa Securities Group, Inc.	15,840
100	FUJIFILM Holdings Corp.	4,273
300	Fujitsu Ltd.	35,093
1,300	Haseko Corp.	16,364
2,200	Hazama Ando Corp.	12,704
400	Hino Motors Ltd.	2,699
900	Hitachi Ltd.	28,389
900	Honda Motor Co., Ltd.	22,987
200	Hoya Corp.	19,020
1,500	ITOCHU Corp.	32,278
700	Japan Airlines Co., Ltd.	12,601
2,900	K’s Holdings Corp.	39,461
200	Kajima Corp.	2,380
400	Kaken Pharmaceutical Co., Ltd.	20,429

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

1,700	KDDI Corp.	$50,960
800	Mazda Motor Corp.	4,790
1,800	Mebuki Financial Group, Inc.	4,171
600	Mitsubishi Electric Corp.	7,783
400	NEC Corp.	19,169
1,300	Nippon Telegraph & Telephone Corp.	30,312
1,100	NTT DOCOMO, Inc.	29,385
500	Olympus Corp.	9,619
1,300	ORIX Corp.	16,008
700	Osaka Gas Co., Ltd.	13,807
2,600	Panasonic Corp.	22,644
400	Sawai Pharmaceutical Co., Ltd.	20,540
1,400	Seiko Epson Corp.	16,000
700	Sekisui House Ltd.	13,317
600	Seven & i Holdings Co., Ltd.	19,576
900	Shimizu Corp.	7,383
200	Ship Healthcare Holdings, Inc.	8,314
1,100	Subaru Corp.	22,855
400	Sumitomo Electric Industries Ltd.	4,596
700	Tokio Marine Holdings, Inc.	30,483
700	Tokyo Electric Power Co. Holdings, Inc.*	2,148
700	Tokyo Gas Co., Ltd.	16,740
500	Toppan Printing Co., Ltd.	8,328
500	Yamaha Motor Co., Ltd.	7,823

		775,639

	Luxembourg - 0.2%
206	RTL Group S.A.	6,594
200	Ternium S.A. ADR	3,034

		9,628

	Malaysia - 2.4%
28,400	BerMaz Auto Bhd	9,809
200	Carlsberg Brewery Malaysia Bhd Class B	1,157
17,700	CIMB Group Holdings Bhd	14,705
7,800	DiGi.Com Bhd	7,846
2,400	Dufu Technology Corp. Bhd	2,716
12,600	Malayan Banking Bhd	22,083
12,000	Petronas Chemicals Group Bhd	17,363
1,300	Petronas Gas Bhd	5,121
26,100	RHB Bank Bhd	29,176

		109,976

	Mexico - 0.6%
1,700	America Movil S.A.B. de C.V. Class L	1,087
5,900	Coca-Cola Femsa S.A.B. de C.V.	25,615

		26,702

	Netherlands - 3.3%
3,328	ING Groep N.V.	23,167
1,752	Koninklijke Ahold Delhaize N.V.	47,738
54	Koninklijke DSM N.V.	7,472
459	NN Group N.V.	15,414
668	Randstad N.V.	29,756
1,807	Royal Dutch Shell plc Class A	28,735

		152,282

	New Zealand - 1.8%
9,721	Air New Zealand Ltd.	8,261
1,947	Fisher & Paykel Healthcare Corp. Ltd. Class C	44,620
6,006	Goodman Property Trust REIT	7,849
8,208	Spark New Zealand Ltd.	23,961

		84,691

	Norway - 1.9%
71	Austevoll Seafood ASA	585
202	Bonheur ASA	4,921

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

303	Entra ASA(1)	$3,857
1,493	Equinor ASA	21,140
583	Marine Harvest ASA	11,038
1,903	Orkla ASA	16,629
120	Salmar ASA*	5,711
584	SpareBank 1 SMN	4,740
1,417	Veidekke ASA*	17,068

		85,689

	Philippines - 0.9%
1,570	BDO Unibank, Inc.	3,088
445	Globe Telecom, Inc.	18,488
1,040	Metropolitan Bank & Trust Co.	772
675	PLDT, Inc.	16,934

		39,282

	Poland - 0.3%
714	Asseco Poland S.A.	11,913

	Portugal - 0.3%
1,262	Galp Energia SGPS S.A.	14,592

	Russia - 0.3%
250	Gazprom Neft PJSC ADR	5,725
1,142	Surgutneftegas PJSC ADR	6,098

		11,823

	Singapore - 0.7%
8,700	ComfortDelGro Corp. Ltd.	9,043
17,700	Mapletree Commercial Trust REIT	24,487
700	Mapletree North Asia Commercial Trust REIT	464

		33,994

	South Korea - 5.8%
466	BNK Financial Group, Inc.	1,937
124	Chongkundang Holdings Corp.	12,371
159	Daesang Corp.	3,417
239	DongKook Pharmaceutical Co., Ltd.	24,002
110	GS Home Shopping, Inc.	9,986
136	Handsome Co., Ltd.	3,957
160	Huons Co., Ltd.	7,236
58	Hyundai Home Shopping Network Corp.	3,086
473	KEPCO Plant Service & Engineering Co., Ltd.	11,423
593	Kia Motors Corp.	15,800
1,732	Korean Reinsurance Co.	10,598
227	LF Corp.	2,331
110	LG Electronics, Inc.	5,780
3,485	LG Uplus Corp.	35,347
289	Neowiz*	6,655
1,692	Power Logics Co., Ltd.	9,903
119	S-1 Corp.	8,488
923	Samsung Electronics Co., Ltd.	40,516
57	SFA Engineering Corp.	1,550
179	SK Hynix, Inc.	12,664
97	SK Telecom Co., Ltd.	17,015
77	Spigen Korea Co., Ltd.	3,982
168	Woongjin Coway Co., Ltd.	10,084
3,482	Woongjin Thinkbig Co., Ltd.	6,890

		265,018

	Spain - 0.5%
307	ACS Actividades de Construccion y Servicios S.A.	7,737
368	Endesa S.A.	9,064
239	Iberdrola S.A.	2,770
421	Merlin Properties Socimi S.A. REIT	3,490

		23,061

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	Sweden - 1.2%
539	Castellum AB	$10,069
459	Fastighets AB Balder Class B*	17,495
819	Hennes & Mauritz AB Class B(2)	11,867
219	Investor AB Class B	11,558
258	Securitas AB Class B*	3,477

		54,466

	Switzerland - 3.0%
903	Credit Suisse Group AG	9,337
90	Julius Baer Group Ltd.	3,766
142	Roche Holding AG	49,207
70	Swiss Life Holding AG	25,930
18	Swiss Prime Site AG	1,664
122	Swiss Re AG	9,407
7	Swisscom AG	3,663
94	Zurich Insurance Group AG	33,154

		136,128

	Taiwan - 5.7%
2,000	Acter Group Corp. Ltd.	14,167
6,000	Chang Hwa Commercial Bank Ltd.	3,935
5,000	Chicony Electronics Co., Ltd.	14,438
1,000	Chicony Power Technology Co., Ltd.	2,284
8,000	Eva Airways Corp.	3,037
1,000	Far EasTone Telecommunications Co., Ltd.	2,305
3,000	Foxconn Technology Co., Ltd.	5,745
6,000	Great Wall Enterprise Co., Ltd.	8,673
8,800	Hon Hai Precision Industry Co., Ltd.	25,740
4,000	Lite-On Technology Corp.	6,277
3,000	Pegatron Corp.	6,507
26,000	Pou Chen Corp.	25,379
6,000	Radiant Opto-Electronics Corp.	24,098
2,000	Sigurd Microelectronics Corp.	2,752
3,000	Taiwan Business Bank	1,098
5,000	Tripod Technology Corp.	22,200
8,000	Uni-President Enterprises Corp.	19,333
5,000	United Integrated Services Co., Ltd.	34,063
10,000	Wistron Corp.	12,134
6,000	Zhen Ding Technology Holding Ltd.	26,132

		260,297

	Thailand - 2.6%
2,800	Advanced Info Service PCL NVDR	16,760
2,000	Bangkok Bank PCL NVDR	6,924
2,400	Kasikornbank PCL NVDR	7,241
47,200	Krung Thai Bank PCL NVDR	15,729
10,000	PTT Global Chemical PCL NVDR	14,964
7,600	PTT PCL NVDR	9,283
904	Siam Cement PCL NVDR	10,763
8,500	Siam Commercial Bank PCL NVDR	19,939
13,500	Thanachart Capital PCL NVDR	15,506

		117,109

	Turkey - 2.8%
1,797	Banvit Bandirma Vitaminli Yem Sanayii AS*	6,438
331	Celebi Hava Servisi A.S.*	3,807
7,058	Deva Holding AS	19,821
110,397	Dogan Sirketler Grubu Holding AS	33,821
27	EGE Endustri VE Ticaret AS	2,457
2,081	Eregli Demir ve Celik Fabrikalari T.A.S.	2,605
29,861	Is Gayrimenkul Yatirim Ortakligi AS REIT*	8,495
14,382	Koza Anadolu Metal Madencilik Isletmeleri AS*	28,115
140	Tofas Turk Otomobil Fabrikasi AS	541
47,978	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	23,307

		129,407

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	United Kingdom - 5.9%
618	3i Group plc	$6,358
1,011	Aggreko plc	5,531
185	Anglo American plc	4,273
49	AstraZeneca plc	5,099
43	Bellway plc	1,353
2,232	BP plc	8,472
3,397	BT Group plc	4,787
5,469	Capita plc*	2,980
1,367	Countryside Properties plc(1)	5,591
319	Direct Line Insurance Group plc	1,068
210	Ferguson plc	17,157
1,200	Fiat Chrysler Automobiles N.V.*	12,288
1,227	GlaxoSmithKline plc	24,812
475	Howden Joinery Group plc	3,245
155	HSBC Holdings plc	725
238	Kingfisher plc	649
9,002	Legal & General Group plc	24,571
252	Mondi plc	4,703
1,400	National Express Group plc	3,231
375	Redrow plc	1,996
712	Rio Tinto plc	40,020
612	Segro plc REIT	6,768
1,035	Smith & Nephew plc	19,253
1,626	SSE plc	27,414
1,961	Tritax Big Box plc REIT	3,513
567	Unilever N.V.	30,090
596	WPP plc	4,645

		270,592

	Total Common Stocks (cost $4,901,511)	$4,519,317

Preferred Stocks - 0.7%
	Brazil - 0.7%
1,400	Bradespar S.A. *	9,309
3,500	Itausa - Investimentos Itau S.A. *	6,113
2,100	Telefonica Brasil S.A. *	18,369

		33,791

	Total Preferred Stocks (cost $44,368)	$33,791

Rights - 0.0%
	Spain - 0.0%
304	ACS Actividades de Construccion y Servicios S.A.*	474

	Total Rights (cost $472)	$474

	Total Long-Term Investments (cost $4,946,351)	$4,553,582

Short-Term Investments - 0.3%
	Securities Lending Collateral - 0.3%
620	Citibank NA DDCA, 0.08%, 7/1/2020(3)	620
4,536	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)	4,536
7,237	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(3)	7,237

		12,393

	Total Short-Term Investments (cost $12,393)	$12,393

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Total Investments (cost $4,958,744)	99.7%	$4,565,975
Other Assets and Liabilities	0.3%	12,539

Total Net Assets	100.0%	$4,578,514

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $16,139, representing 0.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$341,210	$341,210	$—	$—
Austria	5,148	5,148	—	—
Belgium	88,414	88,414	—	—
Brazil	6,866	6,866	—	—
Canada	272,073	272,073	—	—
Chile	75,789	75,789	—	—
China	303,165	303,165	—	—
Denmark	59,108	59,108	—	—
Finland	1,222	1,222	—	—
France	163,842	163,842	—	—
Germany	138,943	138,943	—	—
Hong Kong	131,978	131,978	—	—
India	15,903	15,903	—	—
Indonesia	102,339	102,339	—	—
Ireland	8,525	8,525	—	—
Israel	80,903	80,903	—	—
Italy	111,600	111,600	—	—
Japan	775,639	775,639	—	—
Luxembourg	9,628	9,628	—	—
Malaysia	109,976	109,976	—	—
Mexico	26,702	26,702	—	—
Netherlands	152,282	152,282	—	—
New Zealand	84,691	84,691	—	—
Norway	85,689	85,689	—	—
Philippines	39,282	39,282	—	—
Poland	11,913	11,913	—	—
Portugal	14,592	14,592	—	—
Russia	11,823	11,823	—	—
Singapore	33,994	33,994	—	—
South Korea	265,018	265,018	—	—
Spain	23,061	23,061	—	—
Sweden	54,466	54,466	—	—
Switzerland	136,128	136,128	—	—
Taiwan	260,297	260,297	—	—
Thailand	117,109	117,109	—	—
Turkey	129,407	129,407	—	—
United Kingdom	270,592	270,592	—	—
Preferred Stocks	33,791	33,791	—	—
Rights	474	474	—	—
Short-Term Investments	12,393	12,393	—	—

Total	$4,565,975	$4,565,975	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.

Hartford Multifactor Emerging Markets ETF

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Brazil - 2.2%
4,513	Alpargatas S.A.	$24,066
8,111	Banco do Brasil S.A.	47,492
6,243	BB Seguridade Participacoes S.A.	31,006
4,464	Cia Energetica de Minas Gerais	8,959
2,695	Cosan Ltd. Class A	40,587
23,073	Lojas Renner S.A.	175,649
34,860	Qualicorp Consultoria e Corretora de Seguros S.A.	184,115
992	Raia Drogasil S.A.	19,985
11,532	Sul America S.A. UNIT	94,658
45,632	TIM Participacoes S.A.	118,011
11,947	Transmissora Alianca de Energia Eletrica S.A.	61,140
16,030	Vale S.A.	163,254

		968,922

	Chile - 2.7%
974,982	Banco Santander Chile	39,921
237,930	Cencosud S.A.	333,438
15,541	Cia Cervecerias Unidas S.A.	112,022
36,421	Colbun S.A.	5,814
13,064	Empresas COPEC S.A.	87,720
2,568,177	Enel Americas S.A.	388,075
936,580	Enel Chile S.A.	70,078
43,348	SACI Falabella	137,344

		1,174,412

	China - 20.9%
90,000	Agile Group Holdings Ltd.	105,904
126,000	Agricultural Bank of China Ltd. Class H	50,722
853	Alibaba Group Holding Ltd. ADR*	183,992
18,000	ANTA Sports Products Ltd.	158,855
1,130,000	Bank of China Ltd. Class H	418,440
121,000	Bank of Communications Co., Ltd. Class H	74,625
10,500	China Conch Venture Holdings Ltd.	44,301
343,000	China Construction Bank Corp. Class H	277,482
593,000	China Everbright Bank Co., Ltd. Class H	222,649
198,000	China Life Insurance Co., Ltd. Class H	398,532
262,000	China Medical System Holdings Ltd.	308,635
5,000	China Mengniu Dairy Co., Ltd.*	19,096
26,000	China Merchants Bank Co., Ltd. Class H	119,593
347,000	China Minsheng Banking Corp. Ltd. Class H	238,185
146,000	China National Building Material Co., Ltd. Class H	155,410
32,000	China Oilfield Services Ltd. Class H	28,736
7,600	China Pacific Insurance Group Co., Ltd. Class H	20,298
154,000	China Petroleum & Chemical Corp. Class H	64,180
58,000	China Railway Construction Corp. Ltd. Class H	45,574
1,074,000	China Telecom Corp. Ltd. Class H	300,703
8,500	China Vanke Co., Ltd. Class H	26,869
124,000	CNOOC Ltd.	137,912
75,000	Country Garden Holdings Co., Ltd.	92,124
86,400	CSPC Pharmaceutical Group Ltd.	163,203
460,000	Dongfeng Motor Group Co., Ltd. Class H	274,797
59,200	Fuyao Glass Industry Group Co., Ltd. Class H(1)	141,002
128,000	Geely Automobile Holdings Ltd.	201,485
630,000	Great Wall Motor Co., Ltd. Class H	393,422
637,000	Industrial & Commercial Bank of China Ltd. Class H	386,287
765	JD.com, Inc. ADR*	46,038
534	JOYY, Inc.*	47,286
206,000	Lenovo Group Ltd.	114,024
51,000	Li Ning Co., Ltd.	161,874
15,500	Longfor Properties Co., Ltd.(1)	73,696
392	NetEase, Inc. ADR	168,317
799,000	People’s Insurance Co., Group of China Ltd. Class H	232,985
224,000	PetroChina Co., Ltd. Class H	74,277

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

392,000	PICC Property & Casualty Co., Ltd. Class H	$323,192
40,500	Ping An Insurance Group Co., of China Ltd. Class H	404,976
344,000	Postal Savings Bank of China Co., Ltd. Class H(1)	197,511
170,000	Powerlong Real Estate Holdings Ltd.	95,194
48,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	106,771
104,000	Sinopharm Group Co., Ltd. Class H	266,225
66,000	Times China Holdings, Ltd.	121,944
46,000	Tingyi Cayman Islands Holding Corp.	71,340
136,000	TravelSky Technology Ltd. Class H	239,346
24,757	Vipshop Holdings Ltd. ADR*	492,912
28,000	Want Want China Holdings Ltd.	21,134
237,000	Weichai Power Co., Ltd. Class H	441,559
2,022	Yum China Holdings, Inc.	97,198
48,500	Zhongsheng Group Holdings Ltd.	268,455
12,600	Zhuzhou CRRC Times Electric Co., Ltd. Class H	32,027
24,000	Zijin Mining Group Co., Ltd. Class H	11,179
1,059	ZTO Express Cayman, Inc. ADR	38,876

		9,201,349

	Colombia - 0.5%
161,195	Grupo Energia Bogota S.A. ESP*	100,658
21,798	Interconexion Electrica S.A. ESP	109,594

		210,252

	Hong Kong - 3.5%
46,000	China Mobile Ltd.	310,408
29,000	China Overseas Land & Investment Ltd.	87,743
246,000	China Resources Cement Holdings Ltd.	301,214
18,000	China Resources Gas Group Ltd.	87,673
20,100	China Resources Land Ltd.	76,116
8,000	Guangdong Investment Ltd.	13,728
73,000	Haier Electronics Group Co., Ltd.	220,871
122,000	Kunlun Energy Co., Ltd.	79,020
55,498	Shenzhen International Holdings Ltd.	88,362
13,000	Shimao Property Holdings Ltd.	55,016
46,500	Sino Biopharmaceutical Ltd.	87,595
73,500	Sun Art Retail Group Ltd.	125,559

		1,533,305

	India - 3.7%
2,365	Axis Bank Ltd. GDR	63,263
5,936	Dr. Reddy’s Laboratories Ltd. ADR	314,667
3,802	HDFC Bank Ltd. ADR	172,839
30,903	ICICI Bank Ltd. ADR	287,089
30,857	Infosys Ltd. ADR	298,079
5,982	Reliance Industries Ltd. GDR(1)	276,369
317	State Bank of India GDR*	7,465
11,790	Vedanta Ltd. ADR	66,142
2,493	WNS Holdings Ltd. ADR*	137,065

		1,622,978

	Indonesia - 4.0%
3,136,800	Adaro Energy Tbk PT	218,489
754,600	Astra International Tbk PT	253,558
265,400	Bank Mandiri Persero Tbk PT	91,966
578,500	Bank Negara Indonesia Persero Tbk PT	185,476
601,700	Bank Permata Tbk PT*	53,494
409,000	Bank Rakyat Indonesia Persero Tbk PT	86,753
232,100	Chandra Asri Petrochemical Tbk PT	106,829
264,700	Indofood Sukses Makmur Tbk PT	120,908
386,800	Kalbe Farma Tbk PT	39,533
832,400	Matahari Department Store Tbk PT*	94,108
464,000	Media Nusantara Citra Tbk PT	29,396
56,100	Mitra Keluarga Karyasehat Tbk PT	8,915
723,200	Perusahaan Gas Negara Persero Tbk PT	57,461
1,356,800	Telekomunikasi Indonesia Persero Tbk PT	289,691
93,700	Unilever Indonesia Tbk PT	51,819

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

60,300	United Tractors Tbk PT	$69,861

		1,758,257

	Malaysia - 4.1%
282,100	BerMaz Auto Bhd	97,435
5,000	Carlsberg Brewery Malaysia Bhd Class B	28,915
247,100	CIMB Group Holdings Bhd	205,292
167,700	DiGi.Com Bhd	168,679
13,100	Dufu Technology Corp. Bhd	14,827
18,000	Genting Bhd	17,223
10,788	Hong Leong Bank Bhd	35,448
10,900	KLCCP Stapled Group	20,248
164,000	Malayan Banking Bhd	287,431
40,000	MISC Bhd	71,505
173,600	Petronas Chemicals Group Bhd	251,183
40,900	Petronas Gas Bhd	161,118
296,300	RHB Bank Bhd	331,220
34,800	Tenaga Nasional Bhd	94,370

		1,784,894

	Mexico - 2.6%
514,544	America Movil S.A.B. de C.V. Class L	328,897
70,846	Coca-Cola Femsa S.A.B. de C.V.	307,581
24,368	Fomento Economico Mexicano S.A.B. de C.V.	150,456
1,227	Grupo Elektra S.A.B. de C.V.	66,907
18,264	Grupo Financiero Banorte S.A.B. de C.V. Class O	62,861
99,370	Wal-Mart de Mexico S.A.B. de C.V.	236,394

		1,153,096

	Philippines - 3.0%
5,635	Ayala Corp.	87,875
3,370	Ayala Land, Inc.	2,286
19,270	Bank of the Philippine Islands	27,846
141,720	BDO Unibank, Inc.	278,747
159,500	DMCI Holdings, Inc.	13,125
4,165	Globe Telecom, Inc.	173,037
159,380	JG Summit Holdings, Inc.	207,442
143,061	Metropolitan Bank & Trust Co.	106,237
10,215	PLDT, Inc.	256,272
9,195	SM Investments Corp.	173,289

		1,326,156

	Poland - 2.6%
6,636	Asseco Poland S.A.	110,722
12,884	Bank Polska Kasa Opieki S.A.	175,363
25,135	Eurocash S.A.	110,055
9,873	KGHM Polska Miedz S.A.*	226,879
23	LPP S.A.*	34,945
14,069	Polski Koncern Naftowy ORLEN S.A.	222,719
9,046	Powszechna Kasa Oszczednosci Bank Polski S.A.	52,415
30,183	Powszechny Zaklad Ubezpieczen S.A.	220,746

		1,153,844

	Russia - 3.8%
4,174	Gazprom Neft PJSC ADR	95,585
43,201	Gazprom PJSC ADR	233,113
5,266	Lukoil PJSC ADR	391,053
4,585	MMC Norilsk Nickel PJSC ADR	120,081
22,553	Mobile TeleSystems PJSC ADR	207,262
14,509	Rosneft Oil Co. PJSC GDR	72,951
17,258	Sberbank of Russia PJSC ADR	196,396
383	Severstal PJSC GDR	4,634
56,915	Surgutneftegas PJSC ADR	303,926
809	Tatneft PJSC ADR*	37,797

		1,662,798

	South Africa - 2.5%
6,744	Absa Group Ltd.	33,109

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

1,468	Anglo American Platinum Ltd.	$105,956
3,703	AngloGold Ashanti Ltd.	107,752
2,190	Bid Corp. Ltd.	35,733
10,069	Bidvest Group Ltd.	82,314
1,144	Clicks Group Ltd.	13,850
13,684	FirstRand Ltd.	29,975
6,881	Gold Fields Ltd.	64,244
8,311	Kumba Iron Ore Ltd.	221,515
51,628	MTN Group Ltd.	156,979
1,839	Nedbank Group Ltd.	10,748
26,209	Sanlam Ltd.	88,907
3,300	SPAR Group Ltd.	32,592
12,373	Standard Bank Group Ltd.	74,416
8,101	Vodacom Group Ltd.	57,325

		1,115,415

	South Korea - 14.0%
5,255	BH Co., Ltd.*	86,502
22,987	BNK Financial Group, Inc.	95,552
5,638	Boryung Pharmaceutical Co., Ltd.	78,979
6,369	Cheil Worldwide, Inc.	86,837
696	Chongkundang Holdings Corp.	69,435
103	Com2uSCorp	10,070
1,900	Daesang Corp.	40,832
4,080	DB HiTek Co., Ltd.	97,858
1,480	DB Insurance Co., Ltd.	52,723
2,314	DongKook Pharmaceutical Co., Ltd.	232,391
5,854	ENF Technology Co., Ltd.	170,580
1,996	F&F Co., Ltd.	152,830
1,070	GS Home Shopping, Inc.	97,139
1,052	GS Retail Co., Ltd.	31,879
9,902	Haimarrow Food Service Co., Ltd.	20,951
3,024	Hana Financial Group, Inc.	67,879
3,607	Handsome Co., Ltd.	104,955
1,961	Hankook Tire & Technology Co., Ltd.	40,187
6,265	HS Industries Co., Ltd.	35,938
307	Huchems Fine Chemical Corp.	4,058
853	Huons Co., Ltd.	38,578
1,300	Hyundai Home Shopping Network Corp.	69,169
909	Hyundai Mobis Co., Ltd.	145,095
1,116	Hyundai Motor Co.	90,646
968	Innocean Worldwide, Inc.	35,973
6,757	KB Financial Group, Inc.	190,714
4,320	KEPCO Plant Service & Engineering Co., Ltd.	104,332
9,745	Kia Motors Corp.	259,656
21,472	Korean Reinsurance Co.	131,383
421	KT&G Corp.	27,370
8,593	LF Corp.	88,227
3,812	LG Electronics, Inc.	200,290
31,897	LG Uplus Corp.	323,518
301	Lotte Chemical Corp.	41,790
7,434	Mcnex Co., Ltd.	191,899
5,707	MegaStudyEdu Co., Ltd.	169,381
774	NAVER Corp.	171,807
10,592	Neowiz*	243,919
156	NHN Corp.*	10,725
3,016	Partron Co., Ltd.	22,190
588	POSCO	85,058
19,954	Power Logics Co., Ltd.	116,786
1,712	S&T Motiv Co., Ltd.*	53,943
312	Samsung Electro-Mechanics Co., Ltd.	33,460
9,922	Samsung Electronics Co., Ltd.	435,534
174	Samsung Fire & Marine Insurance Co., Ltd.	25,459
3,999	SFA Engineering Corp.	108,714
3,557	Shinhan Financial Group Co., Ltd.	85,018
153	SK Holdings Co., Ltd.	37,015

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

6,064	SK Hynix, Inc.	$429,020
842	SK Telecom Co., Ltd.	147,701
170	Soulbrain Co., Ltd.	13,554
407	Spigen Korea Co., Ltd.	21,046
4,221	Woongjin Coway Co., Ltd.	253,362
68,952	Woongjin Thinkbig Co., Ltd.	136,431
1,013	Youngone Corp.	21,391

		6,137,729

	Taiwan - 15.9%
17,000	Acter Group Corp. Ltd.	120,422
23,000	ASE Technology Holding, Co., Ltd.	52,697
12,000	Asustek Computer, Inc.	87,851
170,159	Chang Hwa Commercial Bank Ltd.	111,596
20,000	Chenbro Micom Co., Ltd.	62,770
105,000	Cheng Uei Precision Industry Co., Ltd.	141,995
79,431	Chicony Electronics Co., Ltd.	229,373
19,590	China Life Insurance Co., Ltd.*	14,475
56,000	Chunghwa Telecom Co., Ltd.	222,068
102,000	Compal Electronics, Inc.	66,549
69,000	Coretronic Corp.	74,368
306,628	CTBC Financial Holding Co., Ltd.	211,489
67,000	Everlight Electronics Co., Ltd.	70,283
26,000	Far EasTone Telecommunications Co., Ltd.	59,923
14,000	FLEXium Interconnect, Inc.	57,652
6,000	Formosa Plastics Corp.	17,814
52,301	Foxconn Technology Co., Ltd.	100,154
12,000	Getac Technology Corp.	17,672
5,000	Global Mixed Mode Technology, Inc.	26,776
80,000	Great Wall Enterprise Co., Ltd.	115,643
38,000	Greatek Electronics, Inc.	59,567
37,108	Hannstar Board Corp.	48,799
170,224	Hon Hai Precision Industry Co., Ltd.	497,901
11,000	Innodisk Corp.	65,804
14,000	King Yuan Electronics Co., Ltd.	16,299
96,245	Lite-On Technology Corp.	151,033
1,000	Lotes Co., Ltd.	12,829
18,000	MediaTek, Inc.	353,234
24,000	Nan Ya Plastics Corp.	52,548
24,000	Nanya Technology Corp.	49,620
17,000	Novatek Microelectronics Corp.	131,370
98,000	Pegatron Corp.	212,578
276,000	Pou Chen Corp.	269,410
44,000	Powertech Technology, Inc.	159,569
50,000	Primax Electronics Ltd.	81,174
11,000	Qisda Corp.	6,580
72,000	Radiant Opto-Electronics Corp.	289,176
105,534	Sigurd Microelectronics Corp.	145,221
13,000	Simplo Technology Co., Ltd.	140,775
109,832	SinoPac Financial Holdings Co., Ltd.	40,390
18,000	Taichung Commercial Bank Co., Ltd.	7,107
118,000	Taiwan Business Bank	43,193
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.	254,605
22,000	Topco Scientific Co., Ltd.	81,276
72,000	Tripod Technology Corp.	319,680
10,000	TXC Corp.	21,556
130,800	Uni-President Enterprises Corp.	316,089
37,000	United Integrated Services Co., Ltd.	252,063
195,000	United Microelectronics Corp.	105,086
26,000	Walsin Technology Corp.	157,739
217,686	Wistron Corp.	264,135
12,000	Yageo Corp.	154,959
80,000	Zhen Ding Technology Holding Ltd.	348,421

		6,971,356

	Thailand - 5.2%
53,000	Advanced Info Service PCL NVDR	317,237

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

24,800	Bangkok Bank PCL NVDR	$85,856
152,400	Bangkok Dusit Medical Services PCL NVDR	110,944
120,400	Charoen Pokphand Foods PCL NVDR	123,682
10,500	Com7 PCL NVDR	9,597
12,000	CP ALL PCL NVDR*	26,304
94,800	Hana Microelectronics PCL NVDR	85,115
20,600	Kasikornbank PCL NVDR	62,152
315,600	Krung Thai Bank PCL NVDR	105,174
53,600	PTT Exploration & Production PCL NVDR	159,113
215,200	PTT Global Chemical PCL NVDR	322,025
218,300	PTT PCL NVDR	266,629
19,700	Siam Cement PCL NVDR	234,558
72,700	Siam Commercial Bank PCL NVDR	170,533
146,000	Thai Beverage PCL	70,643
139,900	Thanachart Capital PCL NVDR	160,688

		2,310,250

	Turkey - 4.3%
19,566	Banvit Bandirma Vitaminli Yem Sanayii AS*	70,103
522	Celebi Hava Servisi A.S.*	6,005
65,206	Deva Holding AS	183,116
808,774	Dogan Sirketler Grubu Holding AS	247,773
1,169	EGE Endustri VE Ticaret AS	106,365
114,348	Enka Insaat ve Sanayi AS	102,758
36,378	Eregli Demir ve Celik Fabrikalari T.A.S.	45,534
171,013	Gozde Girisim Sermayesi Yatirim Ortakligi AS*	127,734
414,954	Is Gayrimenkul Yatirim Ortakligi AS REIT*	118,044
85,111	Iskenderun Demir ve Celik AS	92,378
125,377	Koza Anadolu Metal Madencilik Isletmeleri AS*	245,093
3,312	Pegasus Hava Tasimaciligi AS*	26,840
31,673	Tofas Turk Otomobil Fabrikasi AS	122,446
467,615	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	227,165
33,844	Turk Telekomunikasyon AS*	40,041
68,177	Turkiye Garanti Bankasi A.S.*	84,143
127,740	Yapi ve Kredi Bankasi AS*	45,470

		1,891,008

	Total Common Stocks (cost $44,129,686)	$41,976,021

Preferred Stocks - 3.6%
	Brazil - 3.0%
22,968	Banco Bradesco S.A.*	86,588
34,849	Bradespar S.A. *	231,722
3,447	Cia de Saneamento do Parana*	3,942
13,839	Cia de Transmissao de Energia Eletrica Paulista*	52,702
5,170	Cia Paranaense de Energia*	57,267
14,370	Gerdau S.A.*	41,900
42,348	Itau Unibanco Holding S.A.*	196,284
161,933	Itausa - Investimentos Itau S.A.*	282,825
30,672	Petroleo Brasileiro S.A.*	120,380
27,623	Telefonica Brasil S.A.*	241,628

		1,315,238

	Chile - 0.2%
18,724	Embotelladora Andina S.A. Class B*	45,863
1,547	Sociedad Quimica y Minera de Chile S.A. Series B*	40,287

		86,150

	Colombia - 0.4%
27,745	Bancolombia S.A.*	183,271

	Total Preferred Stocks (cost $1,799,588)	$1,584,659

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	Total Long-Term Investments (cost $45,929,274)		$43,560,680

Short-Term Investments - 0.1%

	U.S. Treasury Bill - 0.1%
$ 60,000	0.16%, 02/25/2021(2)(3)		$59,936

	Total Short-Term Investments (cost $59,936)		$59,936

	Total Investments (cost $45,989,210)	99.2%	$43,620,616
	Other Assets and Liabilities	0.8%	340,244

	Total Net Assets	100.0%	$43,960,860

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $688,578, representing 1.6% of net assets.

(2)	The rate shown represents current yield to maturity.
(3)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $59,936.

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	8	09/18/2020	$394,280	$(3,019)

Total futures contracts				$(3,019)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Emerging Markets ETF

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Brazil	$968,922	$968,922	$—	$—
Chile	1,174,412	1,174,412	—	—
China	9,201,349	9,201,349	—	—
Colombia	210,252	210,252	—	—
Hong Kong	1,533,305	1,533,305	—	—
India	1,622,978	1,622,978	—	—
Indonesia	1,758,257	1,758,257	—	—
Malaysia	1,784,894	1,784,894	—	—
Mexico	1,153,096	1,153,096	—	—
Philippines	1,326,156	1,326,156	—	—
Poland	1,153,844	1,153,844	—	—
Russia	1,662,798	1,662,798	—	—
South Africa	1,115,415	1,115,415	—	—
South Korea	6,137,729	6,124,175	13,554	—
Taiwan	6,971,356	6,971,356	—	—
Thailand	2,310,250	2,310,250	—	—
Turkey	1,891,008	1,891,008	—	—
Preferred Stocks	1,584,659	1,584,659	—	—
Short-Term Investments	59,936	—	59,936	—

Total	$43,620,616	$43,547,126	$73,490	$—

Liabilities
Futures Contracts(2)	(3,019)	(3,019)	—	—

Total	$(3,019)	$(3,019)	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 0.4%
161	Ford Motor Co.	$979
961	General Motors Co.	24,313

		25,292

	Banks - 0.6%
370	Capitol Federal Financial, Inc.	4,074
61	Commerce Bancshares, Inc.	3,628
133	JP Morgan Chase & Co.	12,510
743	TFS Financial Corp.	10,632
283	U.S. Bancorp	10,420

		41,264

	Capital Goods - 9.3%
23	Allegion plc	2,351
108	AMETEK, Inc.	9,652
487	Carrier Global Corp.	10,821
117	Cummins, Inc.	20,271
172	Curtiss-Wright Corp.	15,356
125	Eaton Corp. plc	10,935
215	EMCOR Group, Inc.	14,220
40	ESCO Technologies, Inc.	3,381
281	General Dynamics Corp.	41,998
527	HD Supply Holdings, Inc.*	18,261
399	Honeywell International, Inc.	57,691
131	Hubbell, Inc.	16,422
35	Huntington Ingalls Industries, Inc.	6,107
62	IDEX Corp.	9,799
556	Johnson Controls International plc	18,982
148	Lincoln Electric Holdings, Inc.	12,468
181	Lockheed Martin Corp.	66,051
241	MSC Industrial Direct Co., Inc. Class A	17,547
79	Northrop Grumman Corp.	24,288
255	Otis Worldwide Corp.	14,499
432	PACCAR, Inc.	32,335
1,370	Raytheon Technologies Corp.	84,419
14	Roper Technologies, Inc.	5,436
17	Simpson Manufacturing Co., Inc.	1,434
127	Snap-on, Inc.	17,591
492	Toro Co.	32,639
220	Trane Technologies plc	19,576
223	Watsco, Inc.	39,627
262	Watts Water Technologies, Inc. Class A	21,222

		645,379

	Commercial & Professional Services - 4.0%
1,115	Advanced Disposal Services, Inc.*	33,640
120	Brady Corp. Class A	5,618
1,399	CBIZ, Inc.*	33,534
61	Cintas Corp.	16,248
243	Exponent, Inc.	19,666
334	IHS Markit Ltd.	25,217
608	Republic Services, Inc.	49,886
138	Verisk Analytics, Inc.	23,488
647	Waste Management, Inc.	68,524

		275,821

	Consumer Durables & Apparel - 0.9%
209	D.R. Horton, Inc.	11,589
89	Garmin Ltd.	8,677
180	NIKE, Inc. Class B	17,649
1,510	TRI Pointe Group, Inc.*	22,182

		60,097

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	Consumer Services - 8.3%
288	Bright Horizons Family Solutions, Inc.*	$33,754
3,060	Caesars Entertainment Corp.*	37,118
358	Choice Hotels International, Inc.	28,246
255	Cracker Barrel Old Country Store, Inc.	28,282
553	Darden Restaurants, Inc.	41,901
2,225	Denny’s Corp.*	22,472
460	Dunkin’ Brands Group, Inc.	30,006
1,059	Extended Stay America, Inc.	11,850
74	Graham Holdings Co. Class B	25,358
1,543	H&R Block, Inc.	22,034
257	Hilton Worldwide Holdings, Inc.	18,877
491	Hyatt Hotels Corp. Class A	24,692
553	McDonald’s Corp.	102,012
743	Service Corp. International	28,895
813	Starbucks Corp.	59,829
684	Yum! Brands, Inc.	59,446

		574,772

	Diversified Financials - 2.8%
2,122	AGNC Investment Corp. REIT	27,374
2,883	Annaly Capital Management, Inc. REIT	18,913
1,528	Apollo Commercial Real Estate Finance, Inc. REIT	14,990
170	ARMOUR Residential, Inc. REIT	1,596
317	Berkshire Hathaway, Inc. Class B*	56,588
889	Blackstone Mortgage Trust, Inc. Class A REIT	21,416
577	Chimera Investment Corp. REIT	5,545
149	Invesco Mortgage Capital, Inc. REIT(1)	557
389	Ladder Capital Corp. REIT	3,151
2,542	MFA Financial, Inc. REIT	6,330
1,227	New York Mortgage Trust, Inc. REIT	3,202
623	PennyMac Mortgage Investment Trust REIT	10,921
858	Redwood Trust, Inc. REIT	6,006
565	Starwood Property Trust, Inc. REIT	8,452
1,249	Two Harbors Investment Corp. REIT	6,295

		191,336

	Energy - 5.4%
1,196	Chevron Corp.	106,719
2,200	Exxon Mobil Corp.	98,384
3,777	Kinder Morgan, Inc.	57,297
1,050	ONEOK, Inc.	34,881
685	Phillips 66	49,251
1,327	Williams Cos., Inc.	25,240

		371,772

	Food & Staples Retailing - 2.7%
189	Costco Wholesale Corp.	57,307
621	Sysco Corp.	33,944
368	U.S. Foods Holding Corp.*	7,257
738	Walmart, Inc.	88,397

		186,905

	Food, Beverage & Tobacco - 4.2%
39	Brown-Forman Corp. Class B	2,483
1,347	Coca-Cola Co.	60,184
900	Flowers Foods, Inc.	20,124
68	General Mills, Inc.	4,192
266	Hershey Co.	34,479
418	Hormel Foods Corp.	20,177
607	Kellogg Co.	40,098
429	Mondelez International, Inc. Class A	21,935
668	PepsiCo., Inc.	88,350

		292,022

	Health Care Equipment & Services - 4.3%
305	Abbott Laboratories	27,886
354	Cerner Corp.	24,267

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

27	Chemed Corp.	$12,179
219	Laboratory Corp. of America Holdings*	36,378
1,125	Medtronic plc	103,163
509	National HealthCare Corp.	32,291
514	Quest Diagnostics, Inc.	58,575
35	Universal Health Services, Inc. Class B	3,251

		297,990

	Household & Personal Products - 2.7%
158	Church & Dwight Co., Inc.	12,213
196	Clorox Co.	42,997
365	Colgate-Palmolive Co.	26,740
91	Kimberly-Clark Corp.	12,863
626	Procter & Gamble Co.	74,851
78	WD-40 Co.	15,467

		185,131

	Insurance - 1.5%
582	Aflac, Inc.	20,969
148	American Financial Group, Inc.	9,392
153	Arthur J Gallagher & Co.	14,916
268	Axis Capital Holdings Ltd.	10,870
42	Chubb Ltd.	5,318
48	Everest Re Group Ltd.	9,898
261	Fidelity National Financial, Inc.	8,002
24	First American Financial Corp.	1,152
150	Globe Life, Inc.	11,135
45	Hanover Insurance Group, Inc.	4,560
11	White Mountains Insurance Group Ltd.	9,768

		105,980

	Materials - 10.9%
107	Air Products & Chemicals, Inc.	25,836
357	AptarGroup, Inc.	39,977
506	Ashland Global Holdings, Inc.	34,965
216	Axalta Coating Systems Ltd.*	4,871
146	Eagle Materials, Inc.	10,252
368	Ecolab, Inc.	73,214
1,779	Graphic Packaging Holding Co.	24,888
385	Linde plc	81,662
141	Martin Marietta Materials, Inc.	29,126
92	NewMarket Corp.	36,844
236	Newmont Corp.	14,571
314	Nucor Corp.	13,003
131	Packaging Corp. of America	13,074
438	PPG Industries, Inc.	46,454
556	RPM International, Inc.	41,733
359	Sensient Technologies Corp.	18,726
53	Sherwin-Williams Co.	30,626
1,218	Silgan Holdings, Inc.	39,451
727	Sonoco Products Co.	38,015
184	Stepan Co.	17,866
1,891	Valvoline, Inc.	36,553
424	Vulcan Materials Co.	49,121
641	WR Grace & Co.	32,569

		753,397

	Media & Entertainment - 6.1%
61	Alphabet, Inc. Class A*	86,501
11	Cable One, Inc.	19,523
37	Charter Communications, Inc. Class A*	18,871
534	Cinemark Holdings, Inc.	6,168
1,624	Comcast Corp. Class A	63,304
1,276	Interpublic Group of Cos., Inc.	21,896
52	Liberty Broadband Corp. Class C*	6,446
732	Liberty Media Corp-Liberty Braves Class C*	14,450
1,354	Liberty Media Corp-Liberty SiriusXM Class C*	46,645

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

806	Omnicom Group, Inc.	$44,008
5,084	Sirius XM Holdings, Inc.	29,843
542	Walt Disney Co.	60,438

		418,093

	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
729	Bristol-Myers Squibb Co.	42,865
39	Eli Lilly & Co.	6,403
837	Johnson & Johnson	117,707
996	Merck & Co., Inc.	77,021
1,825	Pfizer, Inc.	59,678

		303,674

	Real Estate - 5.5%
19	Alexandria Real Estate Equities, Inc. REIT	3,083
442	American Campus Communities, Inc. REIT	15,452
195	American Homes 4 Rent Class A, REIT	5,245
293	Apartment Investment & Management Co. Class A, REIT	11,029
2,884	Apple Hospitality, Inc. REIT	27,859
831	Armada Hoffler Properties, Inc. REIT	8,268
58	AvalonBay Communities, Inc. REIT	8,969
136	Camden Property Trust REIT	12,406
213	Douglas Emmett, Inc. REIT	6,531
180	Duke Realty Corp. REIT	6,370
709	Easterly Government Properties, Inc. REIT	16,392
18	EastGroup Properties, Inc. REIT	2,135
161	EPR Properties REIT	5,334
1,127	Equity Commonwealth REIT	36,289
259	Equity LifeStyle Properties, Inc. REIT	16,182
84	Equity Residential REIT	4,941
32	Essex Property Trust, Inc. REIT	7,333
9	Federal Realty Investment Trust REIT	767
41	First Industrial Realty Trust, Inc. REIT	1,576
269	Four Corners Property Trust, Inc. REIT	6,564
417	Gaming and Leisure Properties, Inc. REIT	14,428
873	Getty Realty Corp. REIT	25,911
1,189	Global Net Lease, Inc. REIT	19,892
10	Kilroy Realty Corp. REIT	587
353	LTC Properties, Inc. REIT	13,297
113	Mid-America Apartment Communities, Inc. REIT	12,958
305	National Health Investors, Inc. REIT	18,520
124	PS Business Parks, Inc. REIT	16,418
68	Public Storage REIT	13,049
1,307	Retail Opportunity Investments Corp. REIT	14,808
17	Sun Communities, Inc. REIT	2,307
273	UDR, Inc. REIT	10,205
44	Vornado Realty Trust REIT	1,681
196	WP Carey, Inc. REIT	13,259

		380,045

	Retailing - 5.2%
20	Amazon.com, Inc.*	55,176
42	AutoZone, Inc.*	47,381
42	Dollar General Corp.	8,002
72	eBay, Inc.	3,776
648	Genuine Parts Co.	56,350
433	Home Depot, Inc.	108,471
18	O’Reilly Automotive, Inc.*	7,590
42	Pool Corp.	11,419
131	Ross Stores, Inc.	11,167
956	TJX Cos., Inc.	48,335

		357,667

	Software & Services - 10.6%
621	Accenture plc Class A	133,341
849	Amdocs Ltd.	51,687
265	Automatic Data Processing, Inc.	39,456

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

499	Citrix Systems, Inc.	$73,807
606	Cognizant Technology Solutions Corp. Class A	34,433
204	ExlService Holdings, Inc.*	12,934
108	Fidelity National Information Services, Inc.	14,482
17	Fiserv, Inc.*	1,660
98	Genpact Ltd.	3,579
334	International Business Machines Corp.	40,337
304	Jack Henry & Associates, Inc.	55,945
62	Mastercard, Inc. Class A	18,333
325	Microsoft Corp.	66,141
531	Oracle Corp.	29,348
750	Paychex, Inc.	56,812
45	Tyler Technologies, Inc.*	15,610
245	Visa, Inc. Class A	47,327
1,583	Western Union Co.	34,224

		729,456

	Technology Hardware & Equipment - 1.5%
539	Acacia Communications, Inc.*	36,215
368	Amphenol Corp. Class A	35,258
183	Cisco Systems, Inc.	8,535
288	Juniper Networks, Inc.	6,584
202	TE Connectivity Ltd.	16,473

		103,065

	Telecommunication Services - 4.3%
3,125	AT&T, Inc.	94,468
333	GCI Liberty, Inc. Class A*	23,683
652	T-Mobile U.S., Inc.*	67,906
2,030	Verizon Communications, Inc.	111,914

		297,971

	Transportation - 1.5%
70	Alaska Air Group, Inc.	2,538
88	AMERCO	26,593
333	Delta Air Lines, Inc.	9,341
79	Expeditors International of Washington, Inc.	6,007
225	Landstar System, Inc.	25,270
164	Macquarie Infrastructure Corp.	5,033
615	Southwest Airlines Co.	21,021
140	United Airlines Holdings, Inc.*	4,845
11	United Parcel Service, Inc. Class B	1,223

		101,871

	Utilities - 2.8%
285	Alliant Energy Corp.	13,634
76	American Electric Power Co., Inc.	6,053
26	Atmos Energy Corp.	2,589
233	CMS Energy Corp.	13,612
230	Consolidated Edison, Inc.	16,544
142	DTE Energy Co.	15,265
197	Duke Energy Corp.	15,738
96	Entergy Corp.	9,006
502	Hawaiian Electric Industries, Inc.	18,102
52	IDACORP, Inc.	4,543
458	MDU Resources Group, Inc.	10,158
59	NextEra Energy, Inc.	14,170
137	Portland General Electric Co.	5,728
131	Public Service Enterprise Group, Inc.	6,440
327	Southern Co.	16,955
52	Spire, Inc.	3,417
71	WEC Energy Group, Inc.	6,223
267	Xcel Energy, Inc.	16,688

		194,865

	Total Common Stocks (cost $6,837,092)	$6,893,865

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Short-Term Investments - 0.0%
	Securities Lending Collateral - 0.0%
30	Citibank NA DDCA, 0.08%, 7/1/2020(2)		$30
221	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		221
352	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)		352

			603

	Total Short-Term Investments (cost $603)		$603

	Total Investments (cost $6,837,695)	99.9%	$6,894,468
	Other Assets and Liabilities	0.1%	7,689

	Total Net Assets	100.0%	$6,902,157

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

#	Effective as of August 14, 2020, the Fund has been liquidated.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF#

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$25,292	$25,292	$—	$—
Banks	41,264	41,264	—	—
Capital Goods	645,379	645,379	—	—
Commercial & Professional Services	275,821	275,821	—	—
Consumer Durables & Apparel	60,097	60,097	—	—
Consumer Services	574,772	574,772	—	—
Diversified Financials	191,336	191,336	—	—
Energy	371,772	371,772	—	—
Food & Staples Retailing	186,905	186,905	—	—
Food, Beverage & Tobacco	292,022	292,022	—	—
Health Care Equipment & Services	297,990	297,990	—	—
Household & Personal Products	185,131	185,131	—	—
Insurance	105,980	105,980	—	—
Materials	753,397	753,397	—	—
Media & Entertainment	418,093	418,093	—	—
Pharmaceuticals, Biotechnology & Life Sciences	303,674	303,674	—	—
Real Estate	380,045	380,045	—	—
Retailing	357,667	357,667	—	—
Software & Services	729,456	729,456	—	—
Technology Hardware & Equipment	103,065	103,065	—	—
Telecommunication Services	297,971	297,971	—	—
Transportation	101,871	101,871	—	—
Utilities	194,865	194,865	—	—
Short-Term Investments	603	603	—	—

Total	$6,894,468	$6,894,468	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.

#	Effective as of August 14, 2020, the Fund has been liquidated.

Hartford Multifactor REIT ETF#

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Diversified REITs - 7.4%
4,453	Armada Hoffler Properties, Inc. REIT	$44,307
6,332	Empire State Realty Trust, Inc. Class A, REIT	44,324
3,940	Gladstone Commercial Corp. REIT	73,875
501	PS Business Parks, Inc. REIT	66,333

		228,839

	Health Care REITs - 9.5%
3,545	CareTrust, Inc. REIT	60,832
1,650	LTC Properties, Inc. REIT	62,156
907	National Health Investors, Inc. REIT	55,073
1,910	Omega Healthcare Investors, Inc. REIT	56,784
3,898	Sabra Healthcare, Inc. REIT	56,248

		291,093

	Hotel & Resort REITs - 7.1%
5,387	Host Hotels & Resorts, Inc. REIT	58,126
682	MGM Growth Properties LLC Class A, REIT	18,557
1,169	Ryman Hospitality Properties, Inc. REIT	40,447
8,750	Summit Hotel Properties, Inc. REIT	51,888
5,128	Xenia Hotels & Resorts, Inc. REIT	47,844

		216,862

	Industrial REITs - 9.5%
595	EastGroup Properties, Inc. REIT	70,573
1,903	First Industrial Realty Trust, Inc. REIT	73,151
3,585	Industrial Logistics Properties Trust REIT	73,672
7,052	Lexington Realty Trust REIT	74,399

		291,795

	Office REITs - 10.4%
6,565	City Office, Inc. REIT	66,044
2,858	Corporate Office Properties Trust REIT	72,422
1,638	Highwoods Properties, Inc. REIT	61,146
2,369	Office Properties Income Trust REIT	61,523
3,449	Piedmont Office Realty Trust, Inc. Class A, REIT	57,288

		318,423

	Residential REITs - 14.8%
697	Camden Property Trust REIT	63,580
1,053	Equity LifeStyle Properties, Inc. REIT	65,791
264	Essex Property Trust, Inc. REIT	60,501
1,067	Investors Real Estate Trust REIT	75,213
556	Mid-America Apartment Communities, Inc. REIT	63,757
475	Sun Communities, Inc. REIT	64,448
1,611	UDR, Inc. REIT	60,219

		453,509

	Retail REITs - 18.8%
1,033	Agree Realty Corp. REIT	67,879
4,229	Brixmor Property Group, Inc. REIT	54,216
1,071	Brookfield Property, Inc. Class A, REIT(1)	10,667
85,611	CBL & Associates Properties, Inc. REIT*(1)	23,338
342	Federal Realty Investment Trust REIT	29,142
2,674	Getty Realty Corp. REIT	79,364
5,868	RPT Realty REIT	40,841
1,509	Saul Centers, Inc. REIT	48,695
621	Simon Property Group, Inc. REIT	42,464
6,440	Tanger Factory Outlet Centers, Inc. REIT(1)	45,917
4,629	Urban Edge Properties REIT	54,946
29,723	Washington Prime Group, Inc. REIT(1)	24,991
2,815	Weingarten Realty Investors REIT	53,288

		575,748

	Specialized REITs - 22.1%
714	Coresite Realty Corp. REIT	86,437

Hartford Multifactor REIT ETF#

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

2,425	CubeSmart REIT		$65,451
593	Digital Realty Trust, Inc. REIT		84,271
1,296	EPR Properties REIT		42,936
126	Equinix, Inc. REIT		88,490
723	Extra Space Storage, Inc. REIT		66,783
1,717	Gaming and Leisure Properties, Inc. REIT		59,408
1,252	National Storage Affiliates Trust REIT		35,882
1,318	QTS Realty Trust, Inc. Class A, REIT		84,471
3,110	VICI Properties, Inc. REIT		62,791

			676,920

	Total Common Stocks (cost $4,246,156)		$3,053,189

Short-Term Investments - 4.8%
	Securities Lending Collateral - 4.8%
7,306	Citibank NA DDCA, 0.08%, 7/1/2020(2)		7,306
53,483	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		53,483
85,327	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)		85,327

			146,116

	Total Short-Term Investments (cost $146,116)		$146,116

	Total Investments (cost $4,392,272)	104.4%	$3,199,305
	Other Assets and Liabilities	(4.4)%	(134,050)

	Total Net Assets	100.0%	$3,065,255

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

#	Effective as of August 14, 2020, the Fund has been liquidated.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF#

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Diversified REITs	$228,839	$228,839	$—	$—
Health Care REITs	291,093	291,093	—	—
Hotel & Resort REITs	216,862	216,862	—	—
Industrial REITs	291,795	291,795	—	—
Office REITs	318,423	318,423	—	—
Residential REITs	453,509	453,509	—	—
Retail REITs	575,748	575,748	—	—
Specialized REITs	676,920	676,920	—	—
Short-Term Investments	146,116	146,116	—	—

Total	$3,199,305	$3,199,305	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.

#	Effective as of August 14, 2020, the Fund has been liquidated.

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Automobiles & Components - 0.2%
933	Stoneridge, Inc.*	$19,276

	Banks - 5.5%
19	BancFirst Corp.	771
4,171	Bancorp, Inc.*	40,876
427	Berkshire Hills Bancorp, Inc.	4,706
924	Brookline Bancorp, Inc.	9,314
535	Capital City Bank Group, Inc.	11,208
795	Capitol Federal Financial, Inc.	8,753
2,142	Carter Bank & Trust	17,286
368	Central Pacific Financial Corp.	5,899
154	City Holding Co.	10,036
163	Community Trust Bancorp, Inc.	5,340
5,648	First BanCorp	31,572
400	First Busey Corp.	7,460
1,519	First Interstate BancSystem, Inc. Class A	47,028
583	Hanmi Financial Corp.	5,661
325	Heartland Financial USA, Inc.	10,868
718	Heritage Commerce Corp.	5,389
441	Heritage Financial Corp.	8,820
523	Hilltop Holdings, Inc.	9,649
361	HomeStreet, Inc.	8,884
814	Independent Bank Corp.	12,088
250	Lakeland Financial Corp.	11,647
462	Live Oak Bancshares, Inc.	6,704
578	Meridian Bancorp, Inc.	6,705
147	Midland States Bancorp, Inc.	2,198
244	NBT Bancorp, Inc.	7,505
565	Nicolet Bankshares, Inc.*	30,962
1,507	Northwest Bancshares, Inc.	15,409
1,162	OFG Bancorp	15,536
1,823	Old National Bancorp	25,084
84	Park National Corp.	5,912
520	PennyMac Financial Services, Inc.	21,731
118	Peoples Bancorp, Inc.	2,511
224	Preferred Bank	9,598
188	Premier Financial Corp.	3,322
558	Provident Financial Services, Inc.	8,063
116	QCR Holdings, Inc.	3,617
306	S&T Bancorp, Inc.	7,176
123	Stock Yards Bancorp, Inc.	4,945
218	TriCo Bancshares	6,638
2,518	TrustCo Bank Corp.	15,939
1,068	Trustmark Corp.	26,187
287	Univest Financial Corp.	4,632
528	Walker & Dunlop, Inc.	26,828
101	Washington Trust Bancorp, Inc.	3,308
1,399	Waterstone Financial, Inc.	20,747

		554,512

	Capital Goods - 7.3%
152	Alamo Group, Inc.	15,601
601	Applied Industrial Technologies, Inc.	37,496
1,438	Atkore International Group, Inc.*	39,329
401	Blue Bird Corp.*	6,011
4,144	BMC Stock Holdings, Inc.*	104,180
4,246	Builders FirstSource, Inc.*	87,892
603	Comfort Systems USA, Inc.	24,572
302	Douglas Dynamics, Inc.	10,606
748	Federal Signal Corp.	22,238
2,556	GMS, Inc.*	62,852
2,959	Great Lakes Dredge & Dock Corp.*	27,400
202	H&E Equipment Services, Inc.	3,733
695	Hillenbrand, Inc.	18,814

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

166	Kadant, Inc.	$16,544
3,197	Meritor, Inc.*	63,301
917	Miller Industries, Inc.	27,299
842	MSC Industrial Direct Co., Inc. Class A	61,306
178	MYR Group, Inc.*	5,680
98	National Presto Industries, Inc.	8,564
592	Patrick Industries, Inc.	36,260
360	Systemax, Inc.	7,395
169	UFP Industries, Inc.	8,367
166	Vectrus, Inc.*	8,156
740	WESCO International, Inc.*	25,982

		729,578

	Commercial & Professional Services - 5.4%
138	Barrett Business Services, Inc.	7,332
1,330	BG Staffing, Inc.	15,056
1,193	Brady Corp. Class A	55,856
296	CBIZ, Inc.*	7,095
421	Cimpress plc*	32,139
105	CRA International, Inc.	4,148
853	Deluxe Corp.	20,080
2,269	Ennis, Inc.	41,160
1,062	Herman Miller, Inc.	25,074
783	HNI Corp.	23,936
258	ICF International, Inc.	16,726
409	Kelly Services, Inc. Class A	6,468
817	Kforce, Inc.	23,897
2,463	Kimball International, Inc. Class B	28,472
886	Knoll, Inc.	10,801
274	McGrath Rent Corp.	14,799
517	Resources Connection, Inc.	6,189
237	SP Plus Corp.*	4,908
6,522	Steelcase, Inc. Class A	78,655
4,997	TrueBlue, Inc.*	76,304
234	UniFirst Corp.	41,874

		540,969

	Consumer Durables & Apparel - 1.5%
6,123	Ethan Allen Interiors, Inc.	72,435
69	Hooker Furniture Corp.	1,342
99	Johnson Outdoors, Inc. Class A	9,011
528	MDC Holdings, Inc.	18,850
617	Movado Group, Inc.	6,688
99	Oxford Industries, Inc.	4,357
57	Rocky Brands, Inc.	1,172
1,290	Steven Madden Ltd.	31,850
647	Tupperware Brands Corp.	3,073
623	Vera Bradley, Inc.*	2,766

		151,544

	Consumer Services - 0.7%
1,988	Brinker International, Inc.	47,712
749	K12, Inc.*	20,403

		68,115

	Diversified Financials - 3.8%
3,170	Apollo Commercial Real Estate Finance, Inc. REIT	31,098
3,759	Arbor Realty Trust, Inc. REIT	34,733
1,580	Ares Commercial Real Estate Corp. REIT	14,410
806	Artisan Partners Asset Management, Inc. Class A	26,195
1,335	B. Riley Financial, Inc.	29,050
337	Cohen & Steers, Inc.	22,933
29	Diamond Hill Investment Group, Inc.	3,296
538	Exantas Capital Corp. REIT	1,426
407	Great Ajax Corp. REIT	3,744
756	Houlihan Lokey, Inc.	42,064
1,017	Invesco Mortgage Capital, Inc. REIT(1)	3,804

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

2,330	Ladder Capital Corp. REIT	$18,873
4,037	New York Mortgage Trust, Inc. REIT	10,537
188	Oppenheimer Holdings, Inc. Class A	4,096
1,825	PennyMac Mortgage Investment Trust REIT	31,992
676	Redwood Trust, Inc. REIT	4,732
706	Regional Management Corp.*	12,503
629	StoneX Group, Inc.*	34,595
2,904	Waddell & Reed Financial, Inc. Class A	45,041
1,107	Western Asset Mortgage Capital Corp. REIT	3,033

		378,155

	Energy - 1.5%
588	BP Prudhoe Bay Royalty Trust(1)	1,958
1,052	CNX Resources Corp.*	9,100
2,451	CVR Energy, Inc.	49,290
6,018	DHT Holdings, Inc.	30,872
29	Matrix Service Co.*	282
11,283	Northern Oil and Gas, Inc.*(1)	9,465
68	REX American Resources Corp.*	4,717
8,062	W&T Offshore, Inc.*	18,381
1,090	World Fuel Services Corp.	28,079

		152,144

	Food & Staples Retailing - 3.1%
1,973	Ingles Markets, Inc. Class A	84,977
85	PriceSmart, Inc.	5,128
5,333	Sprouts Farmers Market, Inc.*	136,472
1,600	Weis Markets, Inc.	80,192

		306,769

	Food, Beverage & Tobacco - 2.8%
120	Coca-Cola Consolidated, Inc.	27,503
91	J&J Snack Foods Corp.	11,569
1,050	John B Sanfilippo & Son, Inc.	89,596
1	Mehadrin Ltd.*	23
329	National Beverage Corp.*	20,076
2,909	Pilgrim’s Pride Corp.*	49,133
496	Universal Corp.	21,085
5,971	Vector Group Ltd.	60,068

		279,053

	Health Care Equipment & Services - 11.8%
591	Addus HomeCare Corp.*	54,703
615	AMN Healthcare Services, Inc.*	27,823
10	Atrion Corp.	6,370
498	Computer Programs & Systems, Inc.	11,349
524	CONMED Corp.	37,723
1,193	Corvel Corp.*	84,572
660	Hanger, Inc.*	10,930
544	HealthStream, Inc.*	12,039
1,068	HMS Holdings Corp.*	34,592
1,615	Inovalon Holdings, Inc. Class A*	31,105
306	Integer Holdings Corp.*	22,353
774	Joint Corp.*	11,819
2,558	Lantheus Holdings, Inc.*	36,579
222	LeMaitre Vascular, Inc.	5,861
1,150	Magellan Health, Inc.*	83,927
6,588	Meridian Bioscience, Inc.*	153,434
884	National HealthCare Corp.	56,081
85	National Research Corp.	4,948
1,836	NextGen Healthcare, Inc.*	20,159
4,709	OraSure Technologies, Inc.*	54,766
243	Orthofix Medical, Inc.*	7,776
231	Oxford Immunotec Global plc*	3,003
4,315	Patterson Cos., Inc.	94,930
2,346	Premier, Inc. Class A*	80,421
943	R1 RCM, Inc.*	10,514

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

3,775	RadNet, Inc.*	$59,909
3,124	Select Medical Holdings Corp.*	46,016
171	Simulations Plus, Inc.	10,229
3,848	Tivity Health, Inc.*	43,598
2,934	Triple-S Management Corp. Class B*	55,805
67	Utah Medical Products, Inc.	5,938

		1,179,272

	Household & Personal Products - 1.6%
742	Central Garden & Pet Co. Class A*	25,072
1,632	Nu Skin Enterprises, Inc. Class A	62,391
1,062	USANA Health Sciences, Inc.*	77,983

		165,446

	Insurance - 4.0%
807	American National Insurance Co.	58,161
329	AMERISAFE, Inc.	20,122
1,145	Employers Holdings, Inc.	34,522
233	Enstar Group Ltd.*	35,595
62	FBL Financial Group, Inc. Class A	2,225
2,872	Genworth Financial, Inc. Class A*	6,634
2,910	Hallmark Financial Services, Inc.*	10,156
202	HCI Group, Inc.	9,328
409	Horace Mann Educators Corp.	15,023
1,949	Mercury General Corp.	79,422
679	National General Holdings Corp.	14,673
65	National Western Life Group, Inc. Class A	13,207
701	Safety Insurance Group, Inc.	53,458
1,045	Stewart Information Services Corp.	33,973
766	Universal Insurance Holdings, Inc.	13,597

		400,096

	Materials - 5.1%
862	Advanced Emissions Solutions, Inc.	4,181
131	Cabot Corp.	4,854
55	Chase Corp.	5,638
1,957	Commercial Metals Co.	39,923
1,076	Domtar Corp.	22,714
1,401	Greif, Inc. Class A	48,208
90	Hawkins, Inc.	3,832
205	Innospec, Inc.	15,836
298	Kaiser Aluminum Corp.	21,939
819	Koppers Holdings, Inc.*	15,430
695	Mercer International, Inc.	5,671
410	Mesabi Trust	7,179
3,685	Ryerson Holding Corp.*	20,747
3,427	Schnitzer Steel Industries, Inc. Class A	60,452
1,419	Schweitzer-Mauduit International, Inc.	47,409
1,264	Silgan Holdings, Inc.	40,941
209	Stepan Co.	20,294
2,201	Tredegar Corp.	33,895
1,298	Trinseo S.A.	28,764
555	UFP Technologies, Inc.*	24,453
967	Worthington Industries, Inc.	36,069

		508,429

	Media & Entertainment - 1.5%
2,211	AMC Networks, Inc. Class A*	51,715
627	John Wiley & Sons, Inc. Class A	24,453
182	Marcus Corp.	2,415
644	Meredith Corp.	9,370
2,802	MSG Networks, Inc. Class A*	27,880
379	Scholastic Corp.	11,347
2,060	Tribune Publishing Co.	20,580

		147,760

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
1,398	Anika Therapeutics, Inc.*	52,747

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

2,092	Arena Pharmaceuticals, Inc.*	$131,691
114	BioSpecifics Technologies Corp.*	6,986
4,106	Corcept Therapeutics, Inc.*	69,063
746	Eagle Pharmaceuticals, Inc.*	35,793
544	Emergent BioSolutions, Inc.*	43,020
4,196	Harrow Health, Inc.	21,861
2,298	Innoviva, Inc.*	32,126
11,199	Jounce Therapeutics, Inc.*	77,273
25,162	Lexicon Pharmaceuticals, Inc.*(1)	50,198
3,313	Phibro Animal Health Corp. Class A	87,032
576	Prestige Consumer Healthcare, Inc.*	21,635
1,295	Supernus Pharmaceuticals, Inc.*	30,756
9,275	Vanda Pharmaceuticals, Inc.*	106,106

		766,287

	Real Estate - 5.1%
726	Armada Hoffler Properties, Inc. REIT	7,224
1,528	Bluerock Residential Growth REIT, Inc. REIT	12,346
811	Chatham Lodging Trust REIT	4,963
936	City Office, Inc. REIT	9,416
3,655	CoreCivic, Inc. REIT	34,211
1,369	CorEnergy Infrastructure Trust, Inc. REIT	12,527
7,939	DiamondRock Hospitality Co. REIT	43,903
337	Getty Realty Corp. REIT	10,002
1,625	Independence Realty Trust, Inc. REIT	18,671
3,494	iStar, Inc. REIT	43,046
2,842	Jernigan Capital, Inc. REIT	38,879
4,683	Lexington Realty Trust REIT	49,406
81	LTC Properties, Inc. REIT	3,051
2,756	Mack-Cali Realty Corp. REIT	42,139
392	Marcus & Millichap, Inc. REIT*	11,313
232	NexPoint Residential Trust, Inc. REIT	8,201
1,930	Piedmont Office Realty Trust, Inc. Class A, REIT	32,057
797	Preferred Apartment Communities, Inc. Class A, REIT	6,057
1,766	Retail Properties of America, Inc. Class A, REIT	12,927
2,075	RPT Realty REIT	14,442
3,521	Summit Hotel Properties, Inc. REIT	20,880
4,970	Sunstone Hotel Investors, Inc. REIT	40,506
248	Urstadt Biddle Properties, Inc. Class A, REIT	2,946
7,530	Washington Prime Group, Inc. REIT(1)	6,331
2,201	Xenia Hotels & Resorts, Inc. REIT	20,535

		505,979

	Retailing - 13.2%
2,638	1-800-Flowers.com, Inc. Class A*	52,813
3,961	Abercrombie & Fitch Co. Class A	42,145
587	America’s Car-Mart, Inc.*	51,580
590	Asbury Automotive Group, Inc.*	45,625
1,721	Bed Bath & Beyond, Inc.(1)	18,243
2,682	Big Lots, Inc.	112,644
2,983	Buckle, Inc.	46,773
3,611	Cato Corp. Class A	29,538
10,276	Chico’s FAS, Inc.	14,181
242	Citi Trends, Inc.	4,893
2,507	Dick’s Sporting Goods, Inc.	103,439
578	Dillard’s, Inc. Class A(1)	14,907
1,129	Genesco, Inc.*	24,454
1,643	Haverty Furniture Cos., Inc.	26,288
4,480	Hibbett Sports, Inc.*	93,811
155	Lithia Motors, Inc. Class A	23,456
278	MarineMax, Inc.*	6,224
1,042	Murphy USA, Inc.*	117,319
991	PetMed Express, Inc.	35,319
4,945	Rent-A-Center, Inc.	137,570
5,622	Sally Beauty Holdings, Inc.*	70,444
9,882	Sportsman’s Warehouse Holdings, Inc.*	140,818
9,327	Tilly’s, Inc. Class A	52,884

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

1,120	Urban Outfitters, Inc.*	$17,046
1,368	Zumiez, Inc.*	37,456

		1,319,870

	Semiconductors & Semiconductor Equipment - 2.6%
4,950	Amkor Technology, Inc.*	60,935
323	Axcelis Technologies, Inc.*	8,996
1,813	Diodes, Inc.*	91,919
1,483	FormFactor, Inc.*	43,496
4,695	Photronics, Inc.*	52,255

		257,601

	Software & Services - 3.3%
306	American Software, Inc. Class A	4,823
1,048	Cardtronics plc Class A*	25,131
1,521	CSG Systems International, Inc.	62,954
314	EVERTEC, Inc.	8,823
266	ExlService Holdings, Inc.*	16,864
1,038	GlobalSCAPE, Inc.	10,120
378	Hackett Group, Inc.	5,118
430	ManTech International Corp. Class A	29,451
201	MicroStrategy, Inc. Class A*	23,776
287	NIC, Inc.	6,590
601	Perficient, Inc.*	21,504
3,345	Sykes Enterprises, Inc.*	92,523
464	TTEC Holdings, Inc.	21,604

		329,281

	Technology Hardware & Equipment - 7.5%
1,225	Benchmark Electronics, Inc.	26,460
1,019	Digi International, Inc.*	11,871
1,099	EchoStar Corp. Class A*	30,728
961	ePlus, Inc.*	67,924
1,020	Fabrinet*	63,668
1,829	Insight Enterprises, Inc.*	89,987
1,077	Methode Electronics, Inc.	33,667
260	MTS Systems Corp.	4,573
279	OSI Systems, Inc.*	20,825
2,001	PC Connection, Inc.	92,766
884	PC-Tel, Inc.*	5,905
1,597	Plexus Corp.*	112,684
2,145	Sanmina Corp.*	53,711
756	ScanSource, Inc.*	18,212
4,616	TTM Technologies, Inc.*	54,746
2,164	Vishay Intertechnology, Inc.	33,044
1,325	Vishay Precision Group, Inc.*	32,569

		753,340

	Telecommunication Services - 0.9%
3,064	United States Cellular Corp.*	94,586

	Transportation - 2.4%
450	Allegiant Travel Co.	49,145
911	Hub Group, Inc. Class A*	43,600
590	Saia, Inc.*	65,596
1,928	Werner Enterprises, Inc.	83,926

		242,267

	Utilities - 0.8%
338	El Paso Electric Co.	22,646
92	MGE Energy, Inc.	5,935
100	Northwest Natural Holding Co.	5,579
2,591	Spark Energy, Inc. Class A	18,318
638	Unitil Corp.	28,595

		81,073

	Total Common Stocks (cost $11,208,510)	$9,931,402

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Short-Term Investments - 1.0%
	Securities Lending Collateral - 0.8%
4,012	Citibank NA DDCA, 0.08%, 7/1/2020(2)		$4,012
29,371	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		29,371
46,859	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)		46,859

			80,242

	U.S. Treasury - 0.2%
10,000	0.16%, 02/25/2021(3)(4)		9,990
10,000	0.18%, 02/25/2021(3)(4)		9,989

			19,979

	Total Short-Term Investments (cost $100,220)		$100,221

	Total Investments (cost $11,308,730)	100.2%	$10,031,623
	Other Assets and Liabilities	(0.2)%	(18,573)

	Total Net Assets	100.0%	$10,013,050

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $19,979.

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	1	09/18/2020	$71,880	$2,453

Total futures contracts				$2,453

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$19,276	$19,276	$—	$—
Banks	554,512	554,512	—	—
Capital Goods	729,578	729,578	—	—
Commercial & Professional Services	540,969	540,969	—	—
Consumer Durables & Apparel	151,544	151,544	—	—
Consumer Services	68,115	68,115	—	—
Diversified Financials	378,155	378,155	—	—
Energy	152,144	152,144	—	—
Food & Staples Retailing	306,769	306,769	—	—
Food, Beverage & Tobacco	279,053	279,053	—	—
Health Care Equipment & Services	1,179,272	1,179,272	—	—
Household & Personal Products	165,446	165,446	—	—
Insurance	400,096	400,096	—	—
Materials	508,429	508,429	—	—
Media & Entertainment	147,760	147,760	—	—
Pharmaceuticals, Biotechnology & Life Sciences	766,287	766,287	—	—
Real Estate	505,979	505,979	—	—
Retailing	1,319,870	1,319,870	—	—
Semiconductors & Semiconductor Equipment	257,601	257,601	—	—
Software & Services	329,281	329,281	—	—
Technology Hardware & Equipment	753,340	753,340	—	—
Telecommunication Services	94,586	94,586	—	—
Transportation	242,267	242,267	—	—
Utilities	81,073	81,073	—	—
Short-Term Investments	100,221	80,242	19,979	—
Futures Contracts(2)	2,453	2,453	—	—

Total	$10,034,076	$10,014,097	$19,979	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 0.0%
4,345	Gentex Corp.	$111,971

	Banks - 3.3%
64,062	Bank of America Corp.	1,521,473
31,784	Citigroup, Inc.	1,624,162
11,013	Citizens Financial Group, Inc.	277,968
5,385	Fifth Third Bancorp	103,823
4,916	First Horizon National Corp.	48,963
10,985	Huntington Bancshares, Inc.	99,250
20,366	JP Morgan Chase & Co.	1,915,626
4,708	KeyCorp.	57,343
1,335	M&T Bank Corp.	138,800
3,907	PNC Financial Services Group, Inc.	411,055
9,197	Popular, Inc.	341,853
5,667	U.S. Bancorp	208,659
61,517	Wells Fargo & Co.	1,574,835
9,329	Zions Bancorp NA	317,186

		8,640,996

	Capital Goods - 5.6%
1,187	Allegion plc	121,335
3,544	Allison Transmission Holdings, Inc.	130,348
407	Boeing Co.	74,603
1,914	BWX Technologies, Inc.	108,409
3,801	Carlisle Cos., Inc.	454,866
2,438	Carrier Global Corp.	54,172
10,539	Cummins, Inc.	1,825,987
2,460	Dover Corp.	237,538
8,350	Eaton Corp. plc	730,458
2,989	EMCOR Group, Inc.	197,692
9,788	Emerson Electric Co.	607,150
1,079	Fastenal Co.	46,224
5,178	Fortune Brands Home & Security, Inc.	331,030
2,715	Generac Holdings, Inc.*	331,040
2,757	HD Supply Holdings, Inc.*	95,530
981	Honeywell International, Inc.	141,843
1,792	Hubbell, Inc.	224,645
1,218	Huntington Ingalls Industries, Inc.	212,529
2,050	Illinois Tool Works, Inc.	358,443
588	Lincoln Electric Holdings, Inc.	49,533
1,692	Lockheed Martin Corp.	617,445
14,897	Masco Corp.	747,978
17,065	MasTec, Inc.*	765,707
111	Northrop Grumman Corp.	34,126
1,218	Otis Worldwide Corp.	69,255
2,824	Owens Corning	157,466
21,048	PACCAR, Inc.	1,575,443
15,142	Raytheon Technologies Corp.	933,050
2,793	Simpson Manufacturing Co., Inc.	235,617
4,651	Snap-on, Inc.	644,210
4,773	Timken Co.	217,124
2,767	Toro Co.	183,563
3,744	Trane Technologies plc	333,141
4,858	Watsco, Inc.	863,267
2,789	WW Grainger, Inc.	876,192

		14,586,959

	Commercial & Professional Services - 1.0%
4,901	FTI Consulting, Inc.*	561,410
11,190	ManpowerGroup, Inc.	769,313
5,149	Republic Services, Inc.	422,475
6,046	Robert Half International, Inc.	319,410

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

4,920	Waste Management, Inc.	$521,077

		2,593,685

	Consumer Durables & Apparel - 2.3%
9,954	Carter’s, Inc.	803,288
13,269	D.R. Horton, Inc.	735,766
1,256	Deckers Outdoor Corp.*	246,666
10,261	Garmin Ltd.	1,000,447
2,151	Helen of Troy Ltd.*	405,593
870	Leggett & Platt, Inc.	30,580
1,393	NIKE, Inc. Class B	136,584
341	NVR, Inc.*	1,111,234
27,145	PulteGroup, Inc.	923,744
6,374	Ralph Lauren Corp.	462,242
6,993	Skechers USA, Inc. Class A*	219,440
5,645	Tapestry, Inc.	74,966

		6,150,550

	Consumer Services - 0.9%
993	Darden Restaurants, Inc.	75,239
46,307	H&R Block, Inc.	661,264
8,681	McDonald’s Corp.	1,601,384
713	Yum! Brands, Inc.	61,967

		2,399,854

	Diversified Financials - 1.5%
20,810	AGNC Investment Corp. REIT	268,449
7,840	Annaly Capital Management, Inc. REIT	51,430
8,719	Berkshire Hathaway, Inc. Class B*	1,556,429
11,663	Blackstone Mortgage Trust, Inc. Class A REIT	280,962
4,007	Capital One Financial Corp.	250,798
21,058	Chimera Investment Corp. REIT	202,367
131,312	MFA Financial, Inc. REIT	326,967
28,994	Starwood Property Trust, Inc. REIT	433,750
22,893	Synchrony Financial	507,309
4,604	Two Harbors Investment Corp. REIT	23,204

		3,901,665

	Energy - 1.9%
21,129	Chevron Corp.	1,885,341
14,782	ConocoPhillips	621,139
29,835	Exxon Mobil Corp.	1,334,221
13,421	Phillips 66	964,970
3,712	Valero Energy Corp.	218,340

		5,024,011

	Food & Staples Retailing - 3.5%
3,829	Costco Wholesale Corp.	1,160,991
51,996	Kroger Co.	1,760,065
8,605	Performance Food Group Co.*	250,750
28,952	Sysco Corp.	1,582,516
37,873	U.S. Foods Holding Corp.*	746,855
18,998	Walgreens Boots Alliance, Inc.	805,325
23,047	Walmart, Inc.	2,760,570

		9,067,072

	Food, Beverage & Tobacco - 3.8%
9,613	Archer-Daniels-Midland Co.	383,559
24,144	Coca-Cola Co.	1,078,754
38,455	Flowers Foods, Inc.	859,854
2,495	General Mills, Inc.	153,817
7,566	Hershey Co.	980,705
1,810	Hormel Foods Corp.	87,369
8,092	Kellogg Co.	534,557
8,030	Lamb Weston Holdings, Inc.	513,358
20,064	PepsiCo., Inc.	2,653,665
19,608	Philip Morris International, Inc.	1,373,736

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

20,564	Tyson Foods, Inc. Class A	$1,227,876

		9,847,250

	Health Care Equipment & Services - 9.1%
18,226	Abbott Laboratories	1,666,403
1,066	Amedisys, Inc.*	211,644
7,264	Baxter International, Inc.	625,430
3,918	Boston Scientific Corp.*	137,561
13,851	Centene Corp.*	880,231
13,072	Cerner Corp.	896,086
1,123	Chemed Corp.	506,552
23,223	CVS Health Corp.	1,508,798
919	Danaher Corp.	162,507
9,083	DaVita, Inc.*	718,829
8,185	Dentsply Sirona, Inc.	360,631
722	Edwards Lifesciences Corp.*	49,897
29,956	Globus Medical, Inc. Class A*	1,429,201
2,491	HCA Healthcare, Inc.	241,776
30,381	Henry Schein, Inc.*	1,773,947
3,559	Humana, Inc.	1,380,002
626	Insulet Corp.*	121,607
5,901	Laboratory Corp. of America Holdings*	980,215
1,407	LHC Group, Inc.*	245,268
21,475	Medtronic plc	1,969,257
7,620	Molina Healthcare, Inc.*	1,356,208
11,975	NuVasive, Inc.*	666,528
10,971	Quest Diagnostics, Inc.	1,250,255
2,369	ResMed, Inc.	454,848
1,991	STERIS plc	305,499
1,330	Stryker Corp.	239,653
9,379	UnitedHealth Group, Inc.	2,766,336
3,423	Varian Medical Systems, Inc.*	419,386
1,039	West Pharmaceutical Services, Inc.	236,030
1,759	Zimmer Biomet Holdings, Inc.	209,954

		23,770,539

	Household & Personal Products - 1.2%
2,187	Colgate-Palmolive Co.	160,220
1,744	Estee Lauder Cos., Inc. Class A	329,058
7,909	Kimberly-Clark Corp.	1,117,937
13,704	Procter & Gamble Co.	1,638,587

		3,245,802

	Insurance - 6.2%
24,828	Aflac, Inc.	894,553
503	Alleghany Corp.	246,038
8,388	Allstate Corp.	813,552
15,342	American Financial Group, Inc.	973,603
13,823	American International Group, Inc.	431,001
17,469	Arch Capital Group Ltd.*	500,487
295	Arthur J Gallagher & Co.	28,760
2,983	Assurant, Inc.	308,114
12,396	Assured Guaranty Ltd.	302,586
51,642	Athene Holding Ltd. Class A*	1,610,714
4,273	Chubb Ltd.	541,047
2,047	Cincinnati Financial Corp.	131,069
13,240	CNA Financial Corp.	425,666
3,650	Everest Re Group Ltd.	752,630
19,596	Fidelity National Financial, Inc.	600,813
11,024	First American Financial Corp.	529,373
2,553	Globe Life, Inc.	189,509
5,723	Hanover Insurance Group, Inc.	579,912
116	Markel Corp.*	107,088
33,427	MetLife, Inc.	1,220,754
66,965	Old Republic International Corp.	1,092,199
18,200	Principal Financial Group, Inc.	756,028
8,248	Prudential Financial, Inc.	502,303

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

5,013	Reinsurance Group of America, Inc.	$393,220
5,113	RenaissanceRe Holdings Ltd.	874,476
5,305	Travelers Cos., Inc.	605,035
535	White Mountains Insurance Group Ltd.	475,064
6,495	WR Berkley Corp.	372,099

		16,257,693

	Materials - 4.0%
428	Air Products & Chemicals, Inc.	103,345
2,844	Avery Dennison Corp.	324,472
4,702	Celanese Corp.	405,971
2,955	Crown Holdings, Inc.*	192,459
14,274	Graphic Packaging Holding Co.	199,693
9,570	International Paper Co.	336,960
15,301	LyondellBasell Industries N.V. Class A	1,005,582
2,584	NewMarket Corp.	1,034,840
19,100	Newmont Corp.	1,179,234
7,479	Nucor Corp.	309,705
8,354	Packaging Corp. of America	833,729
8,037	PPG Industries, Inc.	852,404
12,331	Reliance Steel & Aluminum Co.	1,170,582
9,519	RPM International, Inc.	714,496
129	Sherwin-Williams Co.	74,543
19,943	Sonoco Products Co.	1,042,819
2,923	Steel Dynamics, Inc.	76,261
10,887	Valvoline, Inc.	210,446
11,272	WestRock Co.	318,547

		10,386,088

	Media & Entertainment - 5.0%
1,266	Alphabet, Inc. Class A*	1,795,251
261	Cable One, Inc.	463,236
996	Charter Communications, Inc. Class A*	508,000
48,033	Comcast Corp. Class A	1,872,326
17,595	Discovery, Inc. Class A*	371,254
7,075	DISH Network Corp. Class A*	244,158
5,558	Electronic Arts, Inc.*	733,934
9,237	Facebook, Inc. Class A*	2,097,445
13,542	Interpublic Group of Cos., Inc.	232,381
4,634	Liberty Media Corp-Liberty SiriusXM Class C*	159,641
19,312	Match Group, Inc.*	2,067,350
4,358	News Corp. Class A	51,686
19,370	Omnicom Group, Inc.	1,057,602
12,364	Sirius XM Holdings, Inc.	72,577
12,966	Walt Disney Co.	1,445,839

		13,172,680

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
11,792	AbbVie, Inc.	1,157,739
9,273	Amgen, Inc.	2,187,130
2,130	Bio-Rad Laboratories, Inc. Class A*	961,674
2,121	Biogen, Inc.*	567,473
51,242	Bristol-Myers Squibb Co.	3,013,030
3,672	China Biologic Products Holdings, Inc.*	375,205
10,093	Eli Lilly & Co.	1,657,069
6,448	Gilead Sciences, Inc.	496,109
1,666	Horizon Therapeutics plc*	92,596
11,153	Jazz Pharmaceuticals plc*	1,230,622
21,492	Johnson & Johnson	3,022,420
40,321	Merck & Co., Inc.	3,118,023
69	Mettler-Toledo International, Inc.*	55,583
72,334	Pfizer, Inc.	2,365,322
450	Regeneron Pharmaceuticals, Inc.*	280,642
645	Waters Corp.*	116,358
3,531	Zoetis, Inc.	483,888

		21,180,883

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	Real Estate - 4.9%
1,142	American Homes 4 Rent Class A, REIT	$30,720
847	American Tower Corp. REIT	218,984
77,894	Apple Hospitality, Inc. REIT	752,456
16,076	Brixmor Property Group, Inc. REIT	206,094
12,010	CBRE Group, Inc. Class A*	543,092
10,627	Corporate Office Properties Trust REIT	269,288
1,315	Crown Castle International Corp. REIT	220,065
5,429	Duke Realty Corp. REIT	192,132
254	Equinix, Inc. REIT	178,384
75,113	Equity Commonwealth REIT	2,418,639
4,066	Equity LifeStyle Properties, Inc. REIT	254,044
365	Equity Residential REIT	21,469
18,230	Gaming and Leisure Properties, Inc. REIT	630,758
29,154	Healthpeak Properties, Inc. REIT	803,484
92,564	Host Hotels & Resorts, Inc. REIT	998,766
9,437	Iron Mountain, Inc. REIT(1)	246,306
17,002	Kimco Realty Corp. REIT	218,306
2,995	Lamar Advertising Co., Class A, REIT	199,946
6,334	Life Storage, Inc. REIT	601,413
20,455	Medical Properties Trust, Inc. REIT	384,554
4,277	MGM Growth Properties LLC Class A, REIT	116,377
4,179	Mid-America Apartment Communities, Inc. REIT	479,206
1,922	National Health Investors, Inc. REIT	116,704
8,793	Omega Healthcare Investors, Inc. REIT	261,416
613	Prologis, Inc. REIT	57,211
506	Public Storage REIT	97,096
7,410	Service Properties Trust REIT	52,537
12,078	Spirit Realty Capital, Inc. REIT	421,039
3,147	STORE Capital Corp. REIT	74,930
987	Sun Communities, Inc. REIT	133,916
11,090	VEREIT, Inc. REIT	71,309
14,426	Vornado Realty Trust REIT	551,218
26,402	Weingarten Realty Investors REIT	499,790
6,089	Welltower, Inc. REIT	315,106
4,371	WP Carey, Inc. REIT	295,698

		12,932,453

	Retailing - 5.0%
1,264	AutoZone, Inc.*	1,425,944
18,055	Best Buy Co., Inc.	1,575,660
794	Burlington Stores, Inc.*	156,363
5,716	Dollar General Corp.	1,088,955
33,096	Gap, Inc.	417,672
13,651	Genuine Parts Co.	1,187,091
8,081	Home Depot, Inc.	2,024,371
14,995	Kohl’s Corp.	311,446
17,252	LKQ Corp.*	452,002
1,482	Lowe’s Cos., Inc.	200,248
27,738	Nordstrom, Inc.(1)	429,662
1,218	O’Reilly Automotive, Inc.*	513,594
1,534	Ross Stores, Inc.	130,758
15,058	Target Corp.	1,805,906
396	Tiffany & Co.	48,288
11,806	TJX Cos., Inc.	596,911
10,829	Williams-Sonoma, Inc.	888,086

		13,252,957

	Semiconductors & Semiconductor Equipment - 4.1%
7,827	Applied Materials, Inc.	473,142
1,669	Broadcom, Inc.	526,753
9,566	Cirrus Logic, Inc.*	590,988
50,436	Intel Corp.	3,017,586
4,308	KLA Corp.	837,820
1,326	Lam Research Corp.	428,908
1,036	Maxim Integrated Products, Inc.	62,792
6,443	Micron Technology, Inc.*	331,943

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

10,223	Qorvo, Inc.*	$1,129,948
11,705	QUALCOMM, Inc.	1,067,613
9,227	Skyworks Solutions, Inc.	1,179,764
515	SolarEdge Technologies, Inc.*	71,472
7,602	Texas Instruments, Inc.	965,226

		10,683,955

	Software & Services - 11.9%
16,564	Accenture plc Class A	3,556,622
2,733	Adobe, Inc.*	1,189,702
1,073	Akamai Technologies, Inc.*	114,908
35,681	Amdocs Ltd.	2,172,259
16,813	Booz Allen Hamilton Holding Corp.	1,307,883
6,437	Broadridge Financial Solutions, Inc.	812,285
5,778	CACI International, Inc. Class A*	1,253,133
894	Cadence Design Systems, Inc.*	85,788
10,009	Citrix Systems, Inc.	1,480,431
13,363	Cognizant Technology Solutions Corp. Class A	759,286
521	Fair Isaac Corp.*	217,799
2,074	Fortinet, Inc.*	284,698
25,078	Genpact Ltd.	915,849
11,015	International Business Machines Corp.	1,330,281
4,963	j2 Global, Inc.	313,711
1,528	Jack Henry & Associates, Inc.	281,198
12,037	Leidos Holdings, Inc.	1,127,506
4,748	Mastercard, Inc. Class A	1,403,984
19,055	MAXIMUS, Inc.	1,342,425
12,829	Microsoft Corp.	2,610,830
13,377	Oracle Corp.	739,347
8,816	Paychex, Inc.	667,812
4,760	Sabre Corp.	38,366
174	salesforce.com, Inc.*	32,595
2,922	Synopsys, Inc.*	569,790
1,523	Tyler Technologies, Inc.*	528,298
7,279	Visa, Inc. Class A	1,406,084
13,142	VMware, Inc. Class A*(1)	2,035,170
128,102	Western Union Co.	2,769,565

		31,347,605

	Technology Hardware & Equipment - 7.4%
7,719	Amphenol Corp. Class A	739,557
8,979	Apple, Inc.	3,275,539
12,742	CDW Corp.	1,480,366
4,609	Ciena Corp.*	249,624
48,844	Cisco Systems, Inc.	2,278,084
2,297	Corning, Inc.	59,492
8,716	Dolby Laboratories, Inc. Class A	574,123
2,930	F5 Networks, Inc.*	408,676
33,696	Hewlett Packard Enterprise Co.	327,862
73,177	HP, Inc.	1,275,475
37,750	Jabil, Inc.	1,211,020
35,697	Juniper Networks, Inc.	816,033
2,040	Keysight Technologies, Inc.*	205,591
4,655	Motorola Solutions, Inc.	652,305
14,395	NetApp, Inc.	638,706
39,016	Seagate Technology plc	1,888,765
7,744	SYNNEX Corp.	927,499
12,378	TE Connectivity Ltd.	1,009,426
603	Ubiquiti, Inc.	105,260
14,806	Viavi Solutions, Inc.*	188,628
38,533	Xerox Holdings Corp.*	589,170
1,830	Zebra Technologies Corp. Class A*	468,389

		19,369,590

	Telecommunication Services - 3.5%
103,271	AT&T, Inc.	3,121,882
1,307	GCI Liberty, Inc. Class A*	92,954

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

18,082	T-Mobile U.S., Inc.*	$1,883,240
73,290	Verizon Communications, Inc.	4,040,478

		9,138,554

	Transportation - 0.7%
2,034	Alaska Air Group, Inc.	73,753
11,460	CH Robinson Worldwide, Inc.	906,028
6,435	Delta Air Lines, Inc.	180,502
9,724	JetBlue Airways Corp.*	105,992
937	Landstar System, Inc.	105,234
2,552	Southwest Airlines Co.	87,227
4,218	United Airlines Holdings, Inc.*	145,985
2,568	United Parcel Service, Inc. Class B	285,510

		1,890,231

	Utilities - 5.0%
6,273	AES Corp.	90,896
10,276	Alliant Energy Corp.	491,604
3,198	Ameren Corp.	225,011
6,729	American Electric Power Co., Inc.	535,898
3,568	Avangrid, Inc.	149,785
3,898	Avista Corp.	141,848
4,706	CenterPoint Energy, Inc.	87,861
9,782	CMS Energy Corp.	571,464
9,376	Consolidated Edison, Inc.	674,416
2,943	Dominion Energy, Inc.	238,913
4,359	DTE Energy Co.	468,592
6,593	Duke Energy Corp.	526,715
7,364	Entergy Corp.	690,817
8,337	Evergy, Inc.	494,301
2,989	Eversource Energy	248,894
13,098	Exelon Corp.	475,326
17,391	FirstEnergy Corp.	674,423
7,297	Hawaiian Electric Industries, Inc.	263,130
20,134	MDU Resources Group, Inc.	446,572
7,107	NextEra Energy, Inc.	1,706,888
1,218	NorthWestern Corp.	66,405
2,424	Pinnacle West Capital Corp.	177,655
5,538	Portland General Electric Co.	231,544
35,047	PPL Corp.	905,614
7,311	Public Service Enterprise Group, Inc.	359,409
2,417	Sempra Energy	283,345
18,162	Southern Co.	941,700
4,862	WEC Energy Group, Inc.	426,154
8,195	Xcel Energy, Inc.	512,187

		13,107,367

	Total Common Stocks (cost $266,177,451)	$262,060,410

Short-Term Investments - 0.8%
	Securities Lending Collateral - 0.8%
99,793	Citibank NA DDCA, 0.08%, 7/1/2020(2)	99,793
730,548	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	730,548
1,165,518	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)	1,165,518

		1,995,859

	U.S. Treasury - 0.0%
13,000	0.16%, 02/25/2021(3)(4)	12,986
14,000	0.17%, 02/25/2021(3)(4)	13,985
5,000	0.18%, 02/25/2021(3)(4)	4,995

		31,966

	Total Short-Term Investments (cost $2,027,823)	$2,027,825

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Total Investments (cost $268,205,274)	100.7%	$264,088,235
Other Assets and Liabilities	(0.7)%	(1,749,704)

Total Net Assets	100.0%	$262,338,531

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $31,966.

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	2	09/18/2020	$309,020	$(2,071)

Total futures contracts				$(2,071)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$111,971	$111,971	$—	$—
Banks	8,640,996	8,640,996	—	—
Capital Goods	14,586,959	14,586,959	—	—
Commercial & Professional Services	2,593,685	2,593,685	—	—
Consumer Durables & Apparel	6,150,550	6,150,550	—	—
Consumer Services	2,399,854	2,399,854	—	—
Diversified Financials	3,901,665	3,901,665	—	—
Energy	5,024,011	5,024,011	—	—
Food & Staples Retailing	9,067,072	9,067,072	—	—
Food, Beverage & Tobacco	9,847,250	9,847,250	—	—
Health Care Equipment & Services	23,770,539	23,770,539	—	—
Household & Personal Products	3,245,802	3,245,802	—	—
Insurance	16,257,693	16,257,693	—	—
Materials	10,386,088	10,386,088	—	—
Media & Entertainment	13,172,680	13,172,680	—	—
Pharmaceuticals, Biotechnology & Life Sciences	21,180,883	21,180,883	—	—
Real Estate	12,932,453	12,932,453	—	—
Retailing	13,252,957	13,252,957	—	—
Semiconductors & Semiconductor Equipment	10,683,955	10,683,955	—	—
Software & Services	31,347,605	31,347,605	—	—
Technology Hardware & Equipment	19,369,590	19,369,590	—	—
Telecommunication Services	9,138,554	9,138,554	—	—
Transportation	1,890,231	1,890,231	—	—
Utilities	13,107,367	13,107,367	—	—
Short-Term Investments	2,027,825	1,995,859	31,966	—

Total	$264,088,235	$264,056,269	$31,966	$—

Liabilities
Futures Contracts(2)	$(2,071)	$(2,071)	$—	$—

Total	$(2,071)	$(2,071)	$—	$—

(1)	For the period ended June 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

MULTIFACTOR ETFs

NOTES TO THE SCHEDULES OF INVESTMENTS

June 30, 2020 (Unadited)

1.   Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the (“Exchange Close”) Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2.   Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A.

(“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral provided for the loaned securities or the value of any investments made with that collateral may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of June 30, 2020.

	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower(2)	Net Amount(3)

Multifactor Developed Markets (ex-US) ETF	$ 61,041,980	$ (61,041,980)	$ —
Multifactor Diversified International ETF	30,716	(30,716)	—
Multifactor Emerging Markets ETF	—	—	—
Multifactor Low Volatility US Equity ETF	501	(501)	—
Multifactor REIT ETF	89,629	(89,629)	—
Multifactor Small Cap ETF	72,152	(72,152)	—
Multifactor US Equity ETF	1,988,429	(1,988,429)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.

(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$35,900,912	$28,661,553
Multifactor Diversified International ETF	12,393	20,393
Multifactor Emerging Markets ETF	—	—
Multifactor Low Volatility US Equity ETF	603	—
Multifactor REIT ETF	146,116	—
Multifactor Small Cap ETF	80,242	—
Multifactor US Equity ETF	1,995,859	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Multifactor Developed Markets (ex- US) ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$35,900,912	$—	$—	$—	$35,900,912

Total Borrowings	$35,900,912	$—	$—	$—	$35,900,912

Gross amount of recognized liabilities for securities lending transactions					$35,900,912

Multifactor Diversified International ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,393	$—	$—	$—	$12,393

Total Borrowings	$12,393	$—	$—	$—	$12,393

Gross amount of recognized liabilities for securities lending transactions					$12,393

Multifactor Low Volatility US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$603	$—	$—	$—	$603

Total Borrowings	$603	$—	$—	$—	$603

Gross amount of recognized liabilities for securities lending transactions					$603

Multifactor REIT ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$146,116	$—	$—	$—	$146,116

Total Borrowings	$146,116	$—	$—	$—	$146,116

Gross amount of recognized liabilities for securities lending transactions					$146,116

Multifactor Small Cap ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$80,242	$—	$—	$—	$80,242

Total Borrowings	$80,242	$—	$—	$—	$80,242

Gross amount of recognized liabilities for securities lending transactions					$80,242

Multifactor US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,995,859	$—	$—	$—	$1,995,859

Total Borrowings	$1,995,859	$—	$—	$—	$1,995,859

Gross amount of recognized liabilities for securities lending transactions					$1,995,859

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.